UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2014

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Flexible Income Fund

Touchstone Focused Fund

Touchstone Growth Opportunities Fund

Touchstone International Value Fund

Touchstone Large Cap Growth Fund

Touchstone Mid Cap Growth Fund

Touchstone Sands Capital Emerging Markets Growth Fund

Touchstone Small Cap Growth Fund

This report identifies the Funds' investments on September 30, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2014

The tables below provide each Fund’s sector allocation and, in the case of Touchstone Flexible Income Fund, its credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	7.3%
AA/Aa	43.2
A/A	13.6
BBB/Baa	28.0
BB/Ba	2.5
B/B	1.4
CCC/Caa	1.0
Not Rated	3.0
100.0%

Credit Quality*	(% of Preferred Stocks)
A/A	8.2%
BBB/Baa	52.7
BB/Ba	30.2
B/B	1.5
Not Rated	7.4
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	57.7%
Preferred Stocks	29.6
Common Stocks
Financials	4.0
Telecommunication Services	0.5
Health Care	0.4
Utilities	0.4
Consumer Staples	0.3
Industrials	0.3
Materials	0.3
Information Technology	0.2
Investment Funds	6.6
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Financials	15.5%
Industrials	13.9
Information Technology	13.9
Consumer Staples	10.7
Health Care	10.0
Consumer Discretionary	9.0
Energy	8.3
Materials	6.9
Telecommunication Services	5.8
Investment Funds	8.7
Other Assets/Liabilities (Net)	(2.7)
Total	100.0%

Touchstone Growth Opportunities Fund
Sector Allocation**	(% of Net Assets)
Information Technology	30.0%
Health Care	18.4
Consumer Discretionary	15.4
Industrials	11.0
Energy	6.3
Financials	5.5
Materials	5.2
Telecommunication Services	1.7
Consumer Staples	1.0
Investment Funds	5.8
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

*	Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used; if none of the agencies rate the bond, the bond will be classified as not-rated.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Value Fund
Sector Allocation*	(% of Net Assets)
Financials	29.8%
Industrials	16.3
Health Care	13.1
Consumer Staples	10.9
Consumer Discretionary	7.3
Information Technology	4.1
Energy	4.0
Materials	4.0
Utilities	3.6
Telecommunication Services	2.0
Investment Funds	6.0
Other Assets/Liabilities (Net)	(1.1)
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	18.5%
Consumer Discretionary	18.0
Industrials	16.4
Information Technology	16.1
Financials	8.0
Energy	6.8
Materials	6.5
Consumer Staples	5.9
Telecommunication Services	0.8
Investment Funds	4.9
Other Assets/Liabilities (Net)	(1.9)
Total	100.0%

Touchstone Large Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	28.3%
Information Technology	22.0
Industrials	13.7
Consumer Staples	8.9
Materials	8.8
Energy	5.9
Utilities	5.9
Consumer Discretionary	5.1
Investment Fund	2.1
Other Assets/Liabilities (Net)	(0.7)
Total	100.0%

Touchstone Sands Capital Emerging Markets
Growth Fund
Sector Allocation*	(% of Net Assets)
Common Stocks
Information Technology	22.7%
Consumer Discretionary	15.7
Consumer Staples	13.7
Health Care	11.1
Financials	3.4
Energy	2.8
Utilities	2.1
Industrials	1.0
Materials	0.9
Low Exercise Price Option	21.6
Investment Fund	5.9
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	25.5%
Information Technology	22.6
Consumer Discretionary	15.1
Industrials	11.6
Financials	7.6
Energy	6.2
Materials	6.1
Consumer Staples	1.0
Investment Funds	11.6
Other Assets/Liabilities (Net)	(7.3)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Flexible Income Fund – September 30, 2014 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 27.9%

	Financials — 19.1%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$483,415
1,200,000	American Tower Corp.,
	4.500%, 1/15/18	1,281,023
2,300,000	Australia & New Zealand Banking
	Group Ltd., 3.450%, 8/8/22(B)	2,364,423
2,360,000	Bank of America Corp.,
	8.000%, 7/29/49(B)	2,544,387
1,800,000	Barclays PLC, 8.250%, 12/29/49(B)†	1,847,250
1,240,000	BioMed Realty LP, 3.850%, 4/15/16	1,292,481
2,350,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)	2,739,230
2,101,000	DDR Corp. MTN, 7.500%, 7/15/18	2,473,177
2,468,611	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	2,631,053
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	1,994,300
1,500,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	1,491,327
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,749,574
3,900,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)	4,514,250
2,222,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(B)†	2,254,219
1,500,000	HSBC Holdings PLC,
	5.625%, 12/29/49(B)	1,489,500
1,550,000	JPMorgan Chase & Co.,
	6.750%, 8/29/49(B)	1,628,275
2,710,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(B)	2,933,575
1,850,000	M&T Bank Corp., 6.450%, 12/29/49(B)	1,956,375
2,500,000	PNC Financial Services Group, Inc.,
	4.454%, 5/29/49(B)	2,500,000
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	1,795,625
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,491,000
1,277,000	Prudential PLC EMTN (GBP),
	11.750%, 12/29/49(B)	1,302,540
4,225,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	4,623,418
1,930,000	Westpac Banking Corp. EMTN (AUD),
	3.625%, 2/28/23(B)	1,981,724
		52,362,141

	Industrials — 5.0%
2,115,000	Asciano Finance Ltd., 144a,
	5.000%, 4/7/18	2,278,532
2,987,788	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	3,055,013
2,700,405	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,118,968
2,320,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)	2,511,400
2,628,750	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,740,472
		13,704,385

	Energy — 2.4%
2,450,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	2,419,375
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,899,835
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,100,500
1,007,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	1,142,945
		6,562,655

	Utilities — 0.9%
1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,025,000
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(B)	1,451,052
		2,476,052

	Consumer Discretionary — 0.5%
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,296,875
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	248,788
		1,545,663
	Total Corporate Bonds	$76,650,896

	Sovereign Government Obligations — 9.5%
2,480,000	Australia Government Bond (AUD),
	4.750%, 6/15/16	2,249,118
67,320,000	Mexican Bonos (MXN),
	6.250%, 6/16/16(C)	5,228,103
2,500,000	Municipal Finance Authority of British
	Columbia (CAD), 4.650%, 4/19/16	2,349,636
4,670,000	New Zealand Government Bond
	(NZD), 5.000%, 3/15/19	3,795,371
11,445,000	Poland Government Bond (PLN),
	2.500%, 7/25/18	3,488,244
850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	786,870
4,930,000	Province of Ontario Canada (CAD),
	4.400%, 3/8/16	4,602,933
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	1,700,964
1,795,000	Svensk Exportkredit AB (SEK),
	1.750%, 5/30/17	1,824,433
	Total Sovereign Government Obligations	$26,025,672

	Commercial Mortgage-Backed Securities — 7.0%
1,290,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class AJ, 5.349%, 9/10/47(B)	1,343,594

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Commercial Mortgage-Backed Securities — 7.0% (Continued)
$2,300,000	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR8,
	Class AJ, 4.750%, 6/11/41	$2,342,934
1,418,000	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(B)	1,455,950
1,450,000	CD 2005-CD1 Commercial Mortgage
	Trust, Ser 2005-CD1, Class C,
	5.400%, 7/15/44(B)	1,490,458
35,811,718	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006 Class
	AX1, 1.192%, 1/25/20(B)	1,616,362
16,035,406	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019 Class
	X1, 1.875%, 3/25/22(B)	1,641,849
20,081,010	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025 Class
	X1, 1.026%, 10/25/22(B)	1,157,851
1,575,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class C,
	5.267%, 8/15/42(B)	1,605,158
741,268	Morgan Stanley Mortgage Loan Trust
	Ser 2004-7AR, Class 2A6,
	2.426%, 9/25/34(B)	746,242
2,530,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(B)	2,565,908
647,479	Nomura Asset Acceptance Corp.
	Alternative Loan Trust Series
	2005-AR4, 4.186%, 8/25/35(B)	641,498
2,375,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C23,
	5.466%, 1/15/45(B)	2,500,182
	Total Commercial Mortgage-Backed Securities	$19,107,986

	U.S. Treasury Obligation — 4.1%
11,165,000	U.S. Treasury Note, 2.500%, 5/15/24	11,171,978

	Agency Collateralized Mortgage Obligations — 3.9%
2,351,512	FHLMC REMIC, Ser 3199 Class DS,
	6.996%, 8/15/36(B)(D)	463,099
2,824,644	FNMA REMIC, Ser 2008-60 Class SA,
	6.346%, 7/25/38(B)(D)	406,572
10,838,807	GNMA, Ser 2010-66 Class IO,
	0.928%, 6/16/52(B)	397,936
12,131,594	GNMA, Ser 2011-126 Class IO,
	1.380%, 4/16/53(B)	743,909
7,297,351	GNMA, Ser 2011-64 Class IX,
	0.547%, 10/16/44(B)	354,454
11,459,050	GNMA, Ser 2011-78, Class IX,
	1.006%, 8/16/46(B)	617,425
4,550,900	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	472,524
25,634,269	GNMA, Ser 2012-22, Class IO,
	1.463%, 10/16/53(B)	1,711,549
12,280,213	GNMA, Ser 2012-27 Class IO,
	1.284%, 4/16/53(B)	795,205
18,152,001	GNMA, Ser 2012-33 Class IO,
	1.262%, 6/16/52(B)	1,111,647
14,949,447	GNMA, Ser 2012-46 Class IO,
	1.227%, 9/16/53(B)	889,208
14,118,872	GNMA, Ser 2012-67 Class IO,
	1.434%, 10/16/53(B)	1,079,148
9,677,452	GNMA, Ser 2012-86 Class IO,
	1.281%, 12/16/53(B)	726,544
12,899,890	GNMA, Ser 2014-31, Class IO,
	1.043%, 9/16/55(B)	883,204
	Total Agency Collateralized Mortgage Obligations	$10,652,424

	Asset-Backed Securities — 3.1%
1,420,000	American Homes 4 Rent 2014-SFR2,
	Ser 2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,420,146
1,845,000	Capital Auto Receivables Asset Trust /
	Ally, Ser 2013-1, Class D,
	2.190%, 9/20/21	1,840,808
982,044	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	1,037,941
682,432	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.255%, 7/25/37(B)	676,541
930,000	Ford Credit Auto Owner Trust 2013-A,
	1.860%, 8/15/19	936,424
806,602	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	891,767
1,230,000	Oscar US Funding Trust 2014-1, Ser
	2014-1A, Class A4, 144a,
	2.550%, 12/15/21	1,229,653
617,520	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(E)	637,968
	Total Asset-Backed Securities	$8,671,248

	U.S. Government Mortgage-Backed Obligations — 1.2%
48,497	FHLMC, Pool #972110,
	2.350%, 10/1/32(B)	48,830
112,839	FHLMC, Pool #G03170, 6.500%, 8/1/37	127,588
142,918	FHLMC, Pool #G12780, 6.500%, 9/1/22	158,040
20,900	FNMA, Pool #738900,
	2.435%, 7/1/18(B)	21,110
178,092	FNMA, Pool #844415, 5.500%, 10/1/35	199,385
1,008,191	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,069,164
720,682	FNMA, Pool #AB1953, 4.000%, 12/1/40	763,630
849,988	FNMA, Pool #AB3387, 4.000%, 8/1/41	896,973
	Total U.S. Government Mortgage-Backed Obligations	$3,284,720

7

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Non-Agency Collateralized Mortgage Obligations — 1.0%
$193,827	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(E)	$202,108
489,548	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	505,414
1,300,800	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	1,324,293
8,317	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.188%, 12/25/32(B)	8,573
332,092	RALI Trust, Series 2004-QS6 Class A1,
	5.000%, 5/25/19	337,238
380,490	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X Class
	1A5, 2.615%, 11/25/34(B)	385,600
	Total Non-Agency Collateralized Mortgage Obligations	$2,763,226

Shares

	Preferred Stocks — 29.6%

	Financials — 20.4%
38,000	Aegon N.V. (Netherlands), 6.38%	966,721
54,000	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	1,364,580
42,800	Allstate Corp. (The), 6.75%	1,113,656
71,500	American Capital Agency Corp., 8.00%	1,822,535
17,700	American Capital Agency Corp., 7.75%	432,057
116,150	American Financial Group, Inc., 7.00%	3,065,198
11,485	American Tower Corp., 5.25%	1,246,122
107,000	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,871,880
109,150	Aviva PLC (United Kingdom), 8.25%	3,061,658
53,450	Citigroup Capital XIII, 7.88%(B)	1,438,874
90,034	Citigroup, Inc., 6.88%(B)	2,371,496
44,600	Countrywide Capital IV, 6.75%	1,136,854
31,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	813,384
86,000	Digital Realty Trust, Inc., Ser H REIT,
	7.38%	2,240,300
50,200	Duke Realty Corp. REIT, 6.50%	1,258,514
142,555	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	3,687,898
66,880	Kimco Realty Corp., Ser H REIT, 6.90%	1,762,288
87,000	Lloyds Banking Group PLC (United
	Kingdom), 7.75%	2,285,490
96,000	Morgan Stanley, 6.88%(B)	2,508,480
46,000	Morgan Stanley, 7.13%(B)	1,237,860
21,500	Morgan Stanley Capital Trust VI, 4.25%	548,250
23,140	Morgan Stanley Capital Trust VII, 4.25%	583,359
22,400	PNC Financial Services Group, Inc.,
	Ser P, 6.13%(B)	611,744
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	1,166,100
67,000	PS Business Parks, Inc., Ser U REIT,
	5.75%	1,530,950
30,000	Public Storage, Ser P REIT, 6.35%	770,700
67,000	Public Storage, Ser Y REIT, 6.38%	1,723,910
62,925	Public Storage REIT, 6.50%	1,638,567
82,800	Realty Income Corp., Ser F REIT, 6.63%	2,165,220
28,500	Stifel Financial Corp., 6.70%	720,195
66,575	US Bancorp, Ser F, 6.50%(B)	1,909,371
78,400	US Bancorp, Ser G, 6.00%(B)	2,116,016
119,275	Vornado Realty LP REIT, 7.88%	3,012,886
26,000	Vornado Realty Trust, Ser J REIT, 6.88%	687,180
		55,870,293

	Utilities — 4.8%
35,000	Alabama Power Co., 6.45%	926,100
44,000	Dominion Resources, Inc. VA, 6.13%	2,466,640
68,000	DTE Energy Co., 6.50%	1,752,360
21,000	Entergy Louisiana LLC, 6.00%	527,100
20,000	Entergy Louisiana LLC, 5.88%	515,600
84,000	Entergy Mississippi, Inc., 6.00%	2,150,400
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,106,000
27,288	Southern California Edison Co.,
	4.92%(B)	2,802,136
		13,246,336

	Industrials — 1.9%
129,100	Seaspan Corp. (Marshall Islands),
	9.50%	3,450,843
32,900	Seaspan Corp. (Marshall Islands),
	6.38%	841,911
13,650	United Technologies Corp., 7.50%†	803,848
		5,096,602

	Chemicals — 1.7%
91,175	CHS, Inc., 7.10%(B)	2,425,255
88,000	CHS, Inc., 7.10%(B)	2,243,120
		4,668,375

	Consumer Discretionary — 0.8%
93,242	Telephone & Data Systems, Inc., 6.88%	2,299,348
	Total Preferred Stocks	$81,180,954

	Common Stocks — 6.4%

	Financials — 4.0%
42,786	American Capital Agency Corp. REIT	909,202
18,223	Camden Property Trust REIT	1,248,822
69,372	Duke Realty Corp. REIT	1,191,811
109,144	Home Loan Servicing Solutions Ltd.
	(Cayman Island)	2,312,761
51,357	Hospitality Properties Trust, REIT	1,378,935
73,623	Starwood Property Trust, Inc. REIT	1,616,761
93,142	Two Harbors Investment Corp. REIT	900,683
22,000	Ventas, Inc. REIT	1,362,900
		10,921,875

8

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 6.4% (Continued)

	Telecommunication Services — 0.5%
39,217	Vodafone Group PLC ADR	$1,289,847

	Health Care — 0.4%
13,035	Covidien PLC (Ireland)	1,127,658

	Utilities — 0.4%
31,707	PPL Corp.	1,041,258

	Consumer Staples — 0.3%
16,056	Lorillard, Inc.	961,915

	Industrials — 0.3%
4,252	Lockheed Martin Corp.#	777,181

	Materials — 0.3%
6,923	LyondellBasell Industries N.V. - Class A	752,253

	Information Technology — 0.2%
9,705	NXP Semiconductors N.V.,
	(Netherlands)*	664,113
	Total Common Stocks	$17,536,100

	Investment Funds — 6.6%
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	$476,484
4,994,244	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	4,994,244
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	1,022,270
5,218,693	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	5,218,693
124,367	WisdomTree Japan Hedged Equity
	Fund∞	6,506,881
	Total Investment Funds	$18,218,572

Total Long Positions
(Cost $276,195,342)		$275,263,776

	Number
	of	Market
	Contracts	Value
Written Call Options — 0.0%
Lockheed Martin Corp.
Strike @180.00
Exp 10/14
(Proceeds $12,320)	(40)	$(17,800)

Total —100.3%		$275,245,976

Liabilities in Excess of Other Assets — (0.3%)		(747,436)

Net Assets — 100.0%		$274,498,540

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2014.

(C)	Amount shown represents units. One unit represents a principal amount of 100.

(D)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2014.

#	All or a portion of these securities are held as collateral for written options. The total value of the securities held as collateral as of September 30, 2014 was $731,120.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

±	Closed-End Fund

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $4,855,469.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

9

Touchstone Flexible Income Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EMTN - Euro medium term note

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

JPY - Japanese Yen

IDR - Indonesian Rupiah

INR - Indian Rupee

LLC - Limited Liability Company

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLC - Public Limited Company

PLN - Polish Zloty

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SEK - Swedish Krona

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $11,303,052 or 4.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$76,650,896	$—	$76,650,896
Sovereign Government Obligations	—	26,025,672	—	26,025,672
Commercial Mortgage-Backed Securities	—	19,107,986	—	19,107,986
U.S. Treasury Obligation	—	11,171,978	—	11,171,978
Agency Collateralized Mortgage Obligations	—	10,652,424	—	10,652,424
Asset-Backed Securities	—	7,441,595	1,229,653	8,671,248
U.S. Government Mortgage-Backed Obligations	—	3,284,720	—	3,284,720
Non-Agency Collateralized Mortgage Obligations	—	2,763,226	—	2,763,226
Preferred Stocks	81,180,954	—	—	81,180,954
Common Stocks	17,536,100	—	—	17,536,100
Investment Funds	18,218,572	—	—	18,218,572
				$275,263,776

10

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments***

Assets:
Forward Currency Contracts	$—	$634,965	$—	$634,965
Futures Interest Rate Contracts	154,595	—	—	154,595
				$789,560
Liabilities:
Forward Currency Contracts	$—	$(115,491)	$—	$(115,491)
Futures Commodity Contracts	(260,705)	—	—	(260,705)
Futures Interest Rate Contracts	(113,385)	—	—	(113,385)
Written Option Equity Contracts	(17,800)	—	—	(17,800)
				$(507,381)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended September 30, 2014:

Measurements Using Unobservable Inputs (Level 3)

	Asset-Backed
Assets	Securities	Total

Beginning balance	$—	$—
Net Purchases and Sales	1,229,653	1,229,653
Ending balance	$1,229,653	$1,229,653

Asset-Backed		Valuation	Unobservable
Securities	Fair Value	Technique	Input

Oscar US Funding Trust	$1,229,653	Purchase Price	New Issue

Transactions in written options for the period ended September 30, 2014.

	Number of	Proceeds
	Contracts	Received

Beginning of Period, March 31, 2014	—	$—
Call Options Written	3,275	323,283
Call Options Closed	(390)	(26,065)
Call Options Expired	(2,845)	(284,898)

September 30, 2014	40	$12,320

11

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At September 30, 2014, $472,708 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley, open at September 30, 2014:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	Depreciation
Short Futures:
90 Day Euro Futures	March 2018	300	72,757,500	$59,115

Long Futures:
90 Day Euro Futures	March 2017	300	73,181,250	(113,385)
CBOE Volatility Index Futures	November 2014	72	1,198,800	95,480
WTI Crude Futures	December 2016	30	2,567,400	(111,929)
WTI Crude Futures	December 2016	28	2,396,240	(148,776)

				(278,610)
				$(219,495)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

BNY ConvergEX	10/22/2014	PHP	139,134,375	USD	3,184,946	$(86,328)
BNY ConvergEX	10/22/2014	USD	3,217,298	BRL	7,296,188	255,293
BNY ConvergEX	10/28/2014	USD	3,758,640	NZD	4,670,000	123,795
BNY ConvergEX	10/31/2014	IDR	18,736,963,157	USD	1,512,265	16,963
BNY ConvergEX	10/31/2014	INR	260,140,652	IDR	51,602,499,405	(29,163)
BNY ConvergEX	10/31/2014	USD	1,514,169	INR	93,963,271	3,477
BNY ConvergEX	11/04/2014	USD	7,595,264	CAD	8,280,000	208,656
BNY ConvergEX	11/06/2014	USD	3,475,795	EUR	2,730,000	26,781
						$519,474

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Focused Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.0%

Financials — 15.5%
Bank of America Corp.	3,150,922	$53,723,220
Bank of New York Mellon Corp. (The)	1,591,976	61,657,230
Goldman Sachs Group, Inc. (The)	297,753	54,658,518
		170,038,968

Industrials — 13.9%
AGCO Corp.	632,530	28,754,814
Alliant Techsystems, Inc.	199,078	25,410,316
Esterline Technologies Corp.*	219,020	24,370,355
II-VI, Inc.*	1,238,917	14,582,053
Joy Global, Inc.†	382,476	20,860,241
Kennametal, Inc.	469,724	19,404,298
WESCO International, Inc.*†	248,260	19,428,828
		152,810,905

Information Technology — 13.9%
Apple, Inc.	367,143	36,989,657
Avnet, Inc.	546,703	22,688,174
Cisco Systems, Inc.	1,172,442	29,510,365
Google, Inc. - Class C*	37,936	21,902,730
Google, Inc. - Class A*	36,948	21,740,573
Microsoft Corp.	420,444	19,491,784
		152,323,283

Consumer Staples — 10.7%
JM Smucker Co. (The)	225,243	22,296,805
Mondelez International, Inc. - Class A	1,319,243	45,203,861
Sysco Corp.	933,625	35,431,069
TESCO PLC ADR†	1,641,327	14,911,456
		117,843,191

Health Care — 10.0%
Abbott Laboratories	956,360	39,775,012
Bio-Rad Laboratories, Inc. Class A*	194,215	22,023,981
Owens & Minor, Inc.†	877,760	28,737,862
WellPoint, Inc.	163,834	19,597,823
		110,134,678

Consumer Discretionary — 9.0%
Carnival Corp. (Panama)	680,789	27,347,294
Helen of Troy Ltd.*	463,571	24,346,749
International Speedway Corp. - Class A	375,463	11,879,649
Royal Caribbean Cruises Ltd. (Liberia)	524,542	35,296,431
		98,870,123

Energy — 8.3%
Devon Energy Corp.	328,665	22,408,380
Halliburton Co.	350,394	22,603,917
National Oilwell Varco, Inc.	320,452	24,386,397
World Fuel Services Corp.	527,103	21,041,952
		90,440,646

Materials — 6.9%
Agrium, Inc. (Canada)†	276,694	24,625,766
Berry Plastics Group, Inc.*	920,448	23,232,108
Reliance Steel & Aluminum Co.	400,320	27,381,888
		75,239,762

Telecommunication Services — 5.8%
KDDI Corp. ADR	2,301,764	34,480,425
Orange SA ADR†	2,007,093	29,584,551
		64,064,976
Total Common Stocks		$1,031,766,532

Investment Funds — 8.7%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	44,712,455	44,712,455
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	50,300,454	50,300,454
Total Investment Funds		$95,012,909

Total Investment Securities —102.7%
(Cost $964,049,155)		$1,126,779,441

Liabilities in Excess of Other Assets — (2.7%)		(29,215,772)

Net Assets — 100.0%		$1,097,563,669

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $43,288,078.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

13

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,031,766,532	$—	$—	$1,031,766,532
Investment Funds	95,012,909	—	—	95,012,909
				$1,126,779,441

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.5%

Information Technology — 30.0%
Alliance Data Systems Corp.*	17,315	$4,298,795
Apple, Inc.	142,297	14,336,423
Autodesk, Inc.*	53,380	2,941,238
Cavium, Inc.*	55,646	2,767,276
Electronics For Imaging, Inc.*	60,180	2,658,151
F5 Networks, Inc.*	22,875	2,716,178
Facebook, Inc. - Class A*	60,390	4,773,226
FEI Co.	46,580	3,513,064
Google, Inc. - Class C*	8,866	5,118,874
Google, Inc. - Class A*	8,866	5,216,843
International Business Machines Corp.	17,000	3,227,110
Microsoft Corp.	151,900	7,042,084
Palo Alto Networks, Inc.*	33,180	3,254,958
Qlik Technologies, Inc.*	89,450	2,418,727
QUALCOMM, Inc.	45,029	3,366,818
Red Hat, Inc.*	50,080	2,811,992
Salesforce.com, Inc.*	46,370	2,667,666
ServiceNow, Inc.*	64,720	3,804,242
VeriFone Systems, Inc.*	90,686	3,117,785
Visa, Inc. - Class A	18,650	3,979,350
		84,030,800

Health Care — 18.4%
Actavis PLC (Ireland)*	33,800	8,155,264
Aegerion Pharmaceuticals, Inc.*†	81,410	2,717,466
Celgene Corp.*	112,120	10,626,734
Cooper Cos., Inc. (The)	26,790	4,172,542
Cubist Pharmaceuticals, Inc.*	88,210	5,851,851
Endo International PLC (Ireland)*	65,130	4,450,984
Jazz Pharmaceuticals PLC (Ireland)*	30,090	4,831,250
Teva Pharmaceutical Industries Ltd. ADR	118,920	6,391,950
Thermo Fisher Scientific, Inc.	37,200	4,527,240
		51,725,281

Consumer Discretionary — 15.4%
Comcast Corp. - Class A	111,720	6,008,302
Home Depot, Inc. (The)	31,330	2,874,214
Liberty Global PLC - Class C, (United Kingdom)*	101,810	4,175,737
Polaris Industries, Inc.	28,440	4,260,028
Priceline Group, Inc. (The)*	4,430	5,132,509
Signet Jewelers Ltd. (Bermuda)	38,340	4,367,309
Starbucks Corp.	35,860	2,705,996
Twenty-First Century Fox, Inc., Class A	137,880	4,727,905
Urban Outfitters, Inc.*	110,470	4,054,249
Walt Disney Co. (The)	55,030	4,899,321
		43,205,570

Industrials — 11.0%
AMETEK, Inc.	82,230	4,128,768
B/E Aerospace, Inc.*	20,821	1,747,715
Caterpillar, Inc.	36,690	3,633,411
Copart, Inc.*	108,410	3,394,859
Danaher Corp.	55,650	4,228,287
IHS, Inc. - Class A*	39,150	4,901,188
Norfolk Southern Corp.	39,370	4,393,692
United Continental Holdings, Inc.*	93,160	$4,358,956
		30,786,876

Energy — 6.3%
Halliburton Co.	71,520	4,613,755
National Oilwell Varco, Inc.	63,270	4,814,847
Suncor Energy, Inc. (Canada)	90,480	3,270,852
Tesoro Corp.	83,000	5,061,340
		17,760,794

Financials — 5.5%
Alexander & Baldwin, Inc.	106,555	3,832,783
Ameriprise Financial, Inc.	32,360	3,992,577
CBRE Group, Inc. - Class A*	162,410	4,830,073
Starwood Property Trust, Inc. REIT	120,980	2,656,721
		15,312,154

Materials — 5.2%
Eastman Chemical Co.	52,970	4,284,743
Huntsman Corp.	190,440	4,949,536
Monsanto Co.	47,400	5,332,974
		14,567,253

Telecommunication Services — 1.7%
Verizon Communications, Inc.	95,840	4,791,042

Consumer Staples — 1.0%
B&G Foods, Inc.	103,050	2,839,028
Total Common Stocks		$265,018,798

Investment Funds — 5.8%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	2,806,684	2,806,684
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	13,362,079	13,362,079
Total Investment Funds		$16,168,763

Total Investment Securities —100.3%
(Cost $234,558,255)		$281,187,561

Liabilities in Excess of Other Assets — (0.3%)		(860,449)

Net Assets — 100.0%		$280,327,112

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $2,650,272.

∞	Open-End Fund

15

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$265,018,798	$—	$—	$265,018,798
Investment Funds	16,168,763	—	—	16,168,763
				$281,187,561

See accompanying Notes to Financial Statements.

16

Portfolio of Investments
Touchstone International Value Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value
Common Stocks — 95.1%

United Kingdom — 15.4%

Consumer Staples — 4.4%
Dairy Crest Group PLC	215,347	$1,339,701
Imperial Tobacco Group PLC	90,139	3,892,848

Energy — 2.7%
Royal Dutch Shell PLC - Class A	84,722	3,245,039

Financials — 0.9%
Barclays PLC	307,263	1,132,966

Health Care — 2.4%
Glaxosmithkline PLC	122,800	2,812,944

Materials — 2.1%
DS Smith PLC	567,628	2,450,504

Utilities — 2.9%
National Grid PLC	235,805	3,394,584
Total United Kingdom		18,268,586

Switzerland — 14.6%

Financials — 6.3%
Credit Suisse Group AG	84,656	2,347,171
Helvetia Holding AG	1,877	911,270
Swiss Life Holding AG	8,200	1,960,029
Zurich Insurance Group AG	7,562	2,255,847

Health Care — 5.4%
Lonza Group AG	20,200	2,441,688
Novartis AG	41,449	3,913,928

Industrials — 2.9%
ABB Ltd.	62,472	1,405,571
ABB Ltd. ADR	30,100	674,541
OC Oerlikon Corp. AG	110,900	1,382,330
Total Switzerland		17,292,375

Japan — 12.3%

Industrials — 8.2%
Amada Co. Ltd.	221,100	2,106,674
ITOCHU Corp.	200,100	2,444,805
Mabuchi Motor Co. Ltd.	40,300	3,512,815
Sumitomo Corp.	157,600	1,739,456

Information Technology — 4.1%
Canon, Inc.	70,500	2,295,147
Hitachi Ltd.	334,000	2,550,490
Total Japan		14,649,387

Netherlands — 7.6%

Financials — 7.6%
Aegon N.V.	324,900	2,680,519
Delta Lloyd N.V.	122,700	2,959,288
ING Groep NV*	235,243	3,360,487
Total Netherlands		9,000,294

France — 5.3%

Consumer Staples — 2.1%
Casino Guichard Perrachon SA	23,031	2,480,459

Health Care — 3.2%
Sanofi	33,725	3,814,951
Total France		6,295,410

Norway — 4.9%

Consumer Staples — 2.2%
Marine Harvest ASA	57,767	808,320
Orkla ASA	202,867	1,834,557

Financials — 2.7%
DNB ASA	171,101	3,203,775
Total Norway		5,846,652

Singapore — 4.7%

Consumer Discretionary — 2.6%
Jardine Cycle & Carriage Ltd.	91,000	3,060,916

Financials — 2.1%
United Overseas Bank Ltd.	141,000	2,475,817
Total Singapore		5,536,733

Germany — 4.4%

Consumer Discretionary — 2.6%
Daimler AG	40,300	3,091,230

Financials — 1.8%
Deutsche Boerse AG	31,406	2,115,471
Total Germany		5,206,701

Denmark — 4.0%

Financials — 2.4%
Danske Bank A/S	104,125	2,830,353

Telecommunication Services — 1.6%
TDC A/S	254,000	1,929,065
Total Denmark		4,759,418

South Korea — 2.9%

Consumer Discretionary — 1.1%
Hankook Tire Co. Ltd.	26,800	1,307,936

Financials — 1.8%
Shinhan Financial Group Co. Ltd.	47,650	2,194,542
Total South Korea		3,502,478

Spain — 2.7%

Financials — 2.7%
Banco Santander SA	327,388	3,147,222

17

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value
Common Stocks — 95.1% (Continued)

Brazil — 2.3%

Consumer Discretionary — 0.2%
Brookfield Incorporacoes SA*	452,800	$283,029

Industrials — 2.1%
Embraer SA ADR	63,700	2,498,314
Total Brazil		2,781,343

Israel — 2.1%

Health Care — 2.1%
Teva Pharmaceutical Industries Ltd.
ADR	46,300	2,488,625

United States — 2.1%

Consumer Staples — 0.7%
Philip Morris International, Inc.	9,300	775,620

Industrials — 1.4%
Joy Global, Inc.†	31,400	1,712,556
Total United States		2,488,176

Ireland — 1.9%

Materials — 1.9%
CRH PLC	99,000	2,262,949

Sweden — 1.7%

Industrials — 1.7%
Sandvik AB	176,800	1,994,390

Thailand — 1.5%

Consumer Staples — 1.5%
Charoen Pokphand Foods PCL	1,893,100	1,766,115

Austria — 1.5%

Financials — 1.5%
Erste Group Bank AG	77,100	1,766,017

Hong Kong — 1.5%

Consumer Discretionary — 0.8%
Yue Yuen Industrial Holdings Ltd.	303,700	921,091

Utilities — 0.7%
Guangdong Investment Ltd.	692,400	808,782
Total Hong Kong		1,729,873

Italy — 1.3%

Energy — 1.3%
Eni SpA†	67,091	1,599,039

Indonesia — 0.4%

Telecommunication Services — 0.4%
Telekomunikasi Indonesia Persero Tbk PT	1,864,400	446,018
Total Common Stocks		$112,827,801

Investment Funds — 6.0%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	1,684,987	1,684,987
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	5,425,265	5,425,265
Total Investment Funds		$7,110,252

Total Investment Securities —101.1%
(Cost $109,227,500)		$119,938,053

Liabilities in Excess of Other Assets — (1.1%)		(1,353,135)

Net Assets — 100.0%		$118,584,918

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $1,631,036.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

18

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$112,827,801	$—	$—	$112,827,801
Investment Funds	$7,110,252	$—	$—	$7,110,252
				$119,938,053

At September 30, 2014, a security valued at $446,018 was transferred from Level 2 to Level 1. The transfer from Level 2 to Level 1 is due to a closure of foreign market at March 31, 2014.

See accompanying Notes to Financial Statements.

19

Portfolio of Investments
Touchstone Large Cap Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.6%

Health Care — 28.3%
Actavis PLC (Ireland)*	145,100	$35,009,729
AmerisourceBergen Corp.	405,900	31,376,070
Biogen Idec, Inc.*	77,825	25,745,288
CIGNA Corp.	166,900	15,136,161
Illumina, Inc.*	112,900	18,506,568
McKesson Corp.	108,800	21,180,096
Salix Pharmaceuticals Ltd.*	102,000	15,936,480
Thermo Fisher Scientific, Inc.	254,000	30,911,800
WellPoint, Inc.	241,100	28,840,382
		222,642,574

Information Technology — 22.0%
Amkor Technology, Inc.*	1,776,100	14,937,001
Avago Technologies Ltd. (Singapore)	238,200	20,723,400
Facebook, Inc. - Class A*	276,100	21,822,944
Fidelity National Information Services, Inc.	346,700	19,519,210
FleetCor Technologies, Inc.*	135,400	19,243,048
Micron Technology, Inc.*	1,129,900	38,710,374
NXP Semiconductors N.V., (Netherlands)*	280,600	19,201,458
Skyworks Solutions, Inc.	327,700	19,022,985
		173,180,420

Industrials — 13.7%
Delta Air Lines, Inc.	681,300	24,628,995
General Dynamics Corp.	127,000	16,140,430
Lockheed Martin Corp.	113,700	20,782,086
Southwest Airlines Co.	880,800	29,744,616
Trinity Industries, Inc.	348,700	16,291,264
		107,587,391

Consumer Staples — 8.9%
CVS Caremark Corp.	349,900	27,848,541
Dr Pepper Snapple Group, Inc.	457,100	29,396,101
Tyson Foods, Inc. - Class A	337,000	13,267,690
		70,512,332

Materials — 8.8%
Century Aluminum Co.*	837,235	21,742,993
Dow Chemical Co. (The)	289,800	15,197,112
LyondellBasell Industries N.V. - Class A (Netherlands)	142,700	15,505,782
US Silica Holdings, Inc.	275,175	17,201,189
		69,647,076

Energy — 5.9%
Diamondback Energy, Inc.*	222,900	16,668,462
Green Plains Inc.	423,700	15,842,143
Helmerich & Payne, Inc.	147,100	14,396,677
		46,907,282

Utilities — 5.9%
American Electric Power Co., Inc.	532,100	27,780,941
NiSource, Inc.	449,425	18,417,436
		46,198,377

Consumer Discretionary — 5.1%
Lear Corp.	218,900	18,915,149
Marriott International, Inc. - Class A	299,945	20,966,156
		39,881,305
Total Common Stocks		$776,556,757

Investment Fund — 2.1%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	16,457,502	16,457,502

Total Investment Securities —100.7%
(Cost $672,825,102)		$793,014,259

Liabilities in Excess of Other Assets — (0.7%)		(5,550,316)

Net Assets — 100.0%		$787,463,943

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$776,556,757	$—	$—	$776,556,757
Investment Fund	16,457,502	—	—	16,457,502
				$793,014,259

See accompanying Notes to Financial Statements.

20

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

Health Care — 18.5%
Allscripts Healthcare Solutions, Inc.*	671,751	$9,011,540
Cooper Cos., Inc. (The)	106,194	16,539,716
Cubist Pharmaceuticals, Inc.*	252,150	16,727,631
Endo International PLC (Ireland)*	169,170	11,561,078
ICON PLC (Ireland)*	165,970	9,498,463
Jazz Pharmaceuticals PLC (Ireland)*	114,075	18,315,882
Mettler-Toledo International, Inc.*	44,274	11,339,900
MWI Veterinary Supply, Inc.*	80,170	11,897,228
Qiagen N.V. (Netherlands)*†	386,790	8,807,208
Quest Diagnostics, Inc.	187,550	11,380,534
Vertex Pharmaceuticals, Inc.*	110,551	12,415,983
		137,495,163

Consumer Discretionary — 18.0%
Allison Transmission Holdings, Inc.	476,025	13,561,952
AMC Networks, Inc. - Class A*	118,150	6,902,323
Deckers Outdoor Corp.*	119,168	11,580,746
Dollar General Corp.*	125,180	7,649,750
Hanesbrands, Inc.	94,120	10,112,253
Jarden Corp.*	221,525	13,315,868
Kate Spade & Co.*	296,030	7,764,867
Liberty Global PLC - Class C, (United Kingdom)*	277,840	11,395,608
Mohawk Industries, Inc.*	38,950	5,251,239
Polaris Industries, Inc.	98,460	14,748,323
Starwood Hotels & Resorts Worldwide, Inc.	112,520	9,362,789
Tiffany & Co.	123,780	11,921,252
Urban Outfitters, Inc.*	297,230	10,908,341
		134,475,311

Industrials — 16.4%
AMETEK, Inc.	278,490	13,982,983
Copart, Inc.*	455,710	14,270,559
IHS, Inc. - Class A*	103,450	12,950,906
ITT Corp.	206,760	9,291,794
JB Hunt Transport Services, Inc.	164,560	12,185,668
Lincoln Electric Holdings, Inc.	107,700	7,445,840
Nielsen Holdings N.V.	201,131	8,916,137
Norfolk Southern Corp.	109,470	12,216,852
Sensata Technologies Holding N.V. (Netherlands)*	219,610	9,779,233
TransDigm Group, Inc.	45,010	8,296,693
United Continental Holdings, Inc.*	268,640	12,569,666
		121,906,331

Information Technology — 16.1%
Akamai Technologies, Inc.*	159,030	9,509,993
Alliance Data Systems Corp.*	56,265	13,968,912
Autodesk, Inc.*	255,110	14,056,561
F5 Networks, Inc.*	115,400	13,702,596
FEI Co.	133,620	10,077,620
LinkedIn Corp. - Class A*	43,106	8,956,996
NICE Systems Ltd. ADR	215,193	8,777,722
NXP Semiconductors N.V., (Netherlands)*	179,870	12,308,504
Red Hat, Inc.*	171,660	9,638,709
Skyworks Solutions, Inc.	142,500	8,272,125
Total System Services, Inc.	348,812	10,799,220
		120,068,958

Financials — 8.0%
Ameriprise Financial, Inc.	94,240	11,627,331
Aon PLC (United Kingdom)	151,970	13,323,210
CBRE Group, Inc. - Class A*	440,233	13,092,529
Regions Financial Corp.	1,063,320	10,675,733
T Rowe Price Group, Inc.	135,160	10,596,544
		59,315,347

Energy — 6.8%
CONSOL Energy, Inc.	348,040	13,176,794
Ensco PLC- Class A (United Kingdom)	133,620	5,519,842
Forum Energy Technologies, Inc.*	292,120	8,941,793
Tesoro Corp.	257,390	15,695,642
Valero Energy Corp.	163,130	7,548,025
		50,882,096

Materials — 6.5%
Albemarle Corp.	94,240	5,550,735
Celanese Corp.	122,240	7,153,485
Eastman Chemical Co.	129,234	10,453,738
MeadWestvaco Corp.	296,770	12,149,764
Vulcan Materials Co.	221,170	13,321,069
		48,628,791

Consumer Staples — 5.9%
Church & Dwight Co., Inc.	206,760	14,506,282
Constellation Brands, Inc. - Class A*	43,710	3,809,764
Mead Johnson Nutrition Co.	174,410	16,781,730
WhiteWave Foods Co. - Class A*	246,254	8,946,408
		44,044,184

Telecommunication Services — 0.8%
SK Telecom Co. Ltd. ADR†	190,031	5,765,541
Total Common Stocks		$722,581,722

Investment Funds — 4.9%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	11,178,421	11,178,421
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	25,717,511	25,717,511
Total Investment Funds		$36,895,932

Total Investment Securities —101.9%
(Cost $646,912,351)		$759,477,654

Liabilities in Excess of Other Assets — (1.9%)		(14,188,269)

Net Assets — 100.0%		$745,289,385

21

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $ 10,813,720.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$722,581,722	$—	$—	$722,581,722
Investment Funds	36,895,932	—	—	36,895,932
				$759,477,654

See accompanying Notes to Financial Statements.

22

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 73.4%

Cayman Islands — 20.0%

Consumer Discretionary — 5.3%
NagaCorp Ltd.	826,000	$591,455
Qunar Cayman Islands Ltd. ADR*	76,300	2,109,695
Sands China Ltd.	363,200	1,894,383

Energy — 0.5%
Anton Oilfield Services Group	1,482,000	438,978

Health Care — 1.9%
Mindray Medical International Ltd.
ADR	53,000	1,598,480

Information Technology — 11.4%
Alibaba Group Holding Ltd. ADR*	14,200	1,261,670
Baidu, Inc. ADR*	28,375	6,192,276
Tencent Holdings Ltd.	163,100	2,426,067

Materials — 0.9%
Yingde Gases Group Co. Ltd.	854,500	807,746
Total Cayman Islands		17,320,750

Brazil — 12.9%

Consumer Discretionary — 4.7%
Kroton Educacional SA	514,700	3,234,026
Multiplus SA	67,000	803,097

Consumer Staples — 2.3%
Raia Drogasil SA	232,100	2,015,912

Financials — 1.4%
CETIP SA - Mercados Organizados	99,300	1,233,263

Health Care — 0.9%
Odontoprev SA	211,500	765,556

Industrials — 1.0%
Mills Estruturas e Servicos de
Engenharia SA	118,900	873,382

Information Technology — 2.6%
Cielo SA	134,600	2,190,223
Total Brazil		11,115,459

Indonesia — 7.5%

Consumer Discretionary — 0.9%
Media Nusantara Citra Tbk PT	2,793,600	732,503

Consumer Staples — 0.9%
Unilever Indonesia Tbk PT	301,400	786,584

Financials — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	2,043,400	1,748,252

Health Care — 1.6%
Kalbe Farma Tbk PT	10,154,100	1,416,657

Utilities — 2.1%
Perusahaan Gas Negara Persero Tbk
PT	3,731,100	1,837,226
Total Indonesia		6,521,222

South Africa — 5.6%

Consumer Discretionary — 4.8%
Naspers Ltd. - Class N	37,700	4,160,023

Consumer Staples — 0.8%
Shoprite Holdings Ltd.	54,100	671,146
Total South Africa		4,831,169

Taiwan — 3.5%

Information Technology — 3.5%
Largan Precision Co. Ltd.	42,000	3,009,911

Thailand — 3.3%

Consumer Staples — 2.0%
CP ALL PCL	1,274,800	1,759,362

Health Care — 1.3%
Bangkok Dusit Medical Services PCL	1,921,300	1,096,193
Total Thailand		2,855,555

Russia — 2.5%

Consumer Staples — 2.5%
Magnit OJSC GDR	37,100	2,142,896

United Kingdom — 2.4%

Health Care — 2.4%
Hikma Pharmaceuticals PLC	73,700	2,070,554

Jersey — 2.3%

Energy — 2.3%
Petrofac Ltd.	118,900	1,998,854

United States — 2.2%

Information Technology — 2.2%
MercadoLibre, Inc.	17,400	1,890,510

China — 2.0%

Health Care — 2.0%
Shandong Weigao Group Medical
Polymer Co. Ltd.	1,740,000	1,720,986

Turkey — 1.9%

Consumer Staples — 1.9%
BIM Birlesik Magazalar AS	77,900	1,630,510

23

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 73.4% (Continued)

Netherlands — 1.7%

Information Technology — 1.7%
Yandex N.V. - Class A*	51,400	$1,428,663

South Korea — 1.4%

Consumer Staples — 1.4%
LG Household & Health Care Ltd.	2,600	1,249,183

Philippines — 1.3%

Consumer Staples — 1.3%
Universal Robina Corp.	279,400	1,164,232

Virgin Islands (British) — 1.3%

Information Technology — 1.3%
Mail.ru Group Ltd. GDR*	38,400	1,079,424

Mexico — 1.0%

Health Care — 1.0%
Genomma Lab Internacional SAB de
CV - Class B*	369,200	885,167

Portugal — 0.6%

Consumer Staples — 0.6%
Jeronimo Martins SGPS SA	49,200	541,757
Total Common Stocks		$63,456,802

	Number
	of
	Contracts

Low Exercise Price Options — 21.6%

Saudi Arabia — 3.0%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	124,200	2,635,810

India — 18.6%

Adani Ports and Special Economic
Zone
Strike $0.0001, Exp 9/21/16	291,300	1,302,111
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 9/23/16	49,400	891,176
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 11/2/16	24,000	432,960
Asian Paints Ltd.
Strike $0.0001, Exp 8/17/16	61,900	627,666
Asian Paints Ltd.
Strike $0.01, Exp 7/31/18	128,500	1,302,990
Housing Development Finance Corp.
Strike $0.0001, Exp 5/5/16	212,000	3,601,880
ITC Ltd.
Strike $0.0001, Exp 8/4/16	497,400	2,964,504

	Number
	of	Market
	Contracts	Value

Low Exercise Price Options — 21.6% (Continued)

India — (Continued)
Jubilant Foodworks Ltd.
Strike $0.01, Exp 7/25/17	71,400	$1,414,434
Jubilant Foodworks Ltd.
Strike $0.0001, Exp 7/3/17	33,200	657,692
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 8/29/18	105,600	1,585,056
Titan Co. Ltd.
Strike $0.0001, Exp 4/26/16	37,300	245,061
Titan Co. Ltd.
Strike $0.0001, Exp 8/24/16	162,818	1,069,714
Total India		16,095,244
Total Low Exercise Price Options		$18,731,054

	Shares

Investment Fund — 5.9%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	5,090,909	5,090,909

Total Investment Securities —100.9%
(Cost $89,474,131)		$87,278,765

Liabilities in Excess of Other Assets — (0.9%)		(779,877)

Net Assets — 100.0%		$86,498,888

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

24

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$63,456,802	$—	$—	$63,456,802
Low Exercise Price Options Equity Contracts	—	18,731,054	—	18,731,054
Investment Fund	5,090,909	—	—	5,090,909
				$87,278,765

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Small Cap Growth Fund – September 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.7%

Health Care — 25.5%
ABIOMED, Inc.*†	62,266	$1,546,065
Acadia Pharmaceuticals, Inc.*	27,588	683,079
Air Methods Corp.*	40,673	2,259,385
Akorn, Inc.*	85,188	3,089,769
Cardiovascular Systems, Inc.*	39,010	921,806
Celldex Therapeutics, Inc.*†	17,958	232,736
Centene Corp.*	33,808	2,796,260
Charles River Laboratories International, Inc.*	52,396	3,130,137
Chemed Corp.†	18,189	1,871,648
China Biologic Products, Inc.*†	26,477	1,428,699
DexCom, Inc.*	40,557	1,621,874
Enanta Pharmaceuticals, Inc.*†	19,635	776,957
Globus Medical, Inc. - Class A*	41,338	813,118
ICON PLC (Ireland)*	56,578	3,237,959
Insulet Corp.*	20,885	769,612
Keryx Biopharmaceuticals, Inc.*†	135,178	1,858,698
Medidata Solutions, Inc.*	41,900	1,855,751
Momenta Pharmaceuticals, Inc.*	35,405	401,493
Natus Medical, Inc.*	52,148	1,538,887
Ophthotech Corp.*	28,567	1,112,113
STERIS Corp.	34,695	1,872,142
Tandem Diabetes Care, Inc.*	43,982	590,238
WuXi PharmaTech Cayman, Inc. ADR*	57,908	2,027,938
		36,436,364

Information Technology — 22.6%
Advent Software, Inc.	60,344	1,904,457
ARRIS Group, Inc.*	62,864	1,782,509
Bitauto Holdings Ltd. ADR*	21,307	1,661,946
Ciena Corp.*†	84,121	1,406,503
Euronet Worldwide, Inc.*	58,240	2,783,290
Finisar Corp.*†	70,270	1,168,590
Heartland Payment Systems, Inc.	70,965	3,386,450
Manhattan Associates, Inc.*	65,977	2,204,951
MAXIMUS, Inc.	39,230	1,574,300
Mentor Graphics Corp.	69,160	1,417,434
Netscout Systems, Inc.*	41,091	1,881,968
Power Integrations, Inc.	32,747	1,765,391
PTC, Inc.*	57,976	2,139,314
Synaptics, Inc.*	18,988	1,389,922
Syntel, Inc.*	23,180	2,038,449
Verint Systems, Inc.*	40,030	2,226,068
Virtusa Corp.*	44,338	1,576,659
		32,308,201

Consumer Discretionary — 15.1%
Brinker International, Inc.	28,022	1,423,237
Cracker Barrel Old Country Store, Inc.	29,331	3,026,666
Deckers Outdoor Corp.*	21,026	2,043,307
Finish Line, Inc. (The) - Class A	53,439	1,337,578
G-III Apparel Group Ltd.*	23,594	1,954,999
Iconix Brand Group, Inc.*	50,420	1,862,515
Lithia Motors, Inc. - Class A	36,296	2,747,244
Pinnacle Entertainment, Inc.*	32,008	803,081
Restoration Hardware Holdings, Inc.*	24,240	1,928,292
Skechers U.S.A., Inc. - Class A*	41,701	2,223,080
Visteon Corp.*	22,391	2,177,525
		21,527,524

Industrials — 11.6%
ArcBest Corp.	51,529	1,922,032
Astronics Corp.*	31,086	1,482,180
Astronics Corp.*	5,619	266,893
AZZ, Inc.	26,811	1,119,895
Chart Industries, Inc.*†	9,864	602,986
DXP Enterprises, Inc.*	18,968	1,397,562
Hexcel Corp.*	39,798	1,579,981
Korn/Ferry International*	60,410	1,504,209
Primoris Services Corp.	38,184	1,024,859
Proto Labs, Inc.*	18,723	1,291,887
Saia, Inc.*	46,924	2,325,553
Tutor Perini Corp.*	63,886	1,686,590
voxeljet AG ADR (Germany)*†	22,466	311,603
		16,516,230

Financials — 7.6%
Amtrust Financial Services, Inc.†	17,826	709,831
E-House China Holdings Ltd. ADR†	93,275	887,978
Financial Engines, Inc.	42,449	1,452,393
HFF, Inc. - Class A	72,009	2,084,661
Interactive Brokers Group, Inc. - Class A	66,143	1,650,268
MarketAxess Holdings, Inc.	14,431	892,702
Portfolio Recovery Associates, Inc.*	31,911	1,666,712
Virtus Investment Partners, Inc.	8,264	1,435,457
		10,780,002

Energy — 6.2%
Carrizo Oil & Gas, Inc.*	46,228	2,487,991
Diamondback Energy, Inc.*	20,726	1,549,890
Kodiak Oil & Gas Corp. (Canada)*	149,537	2,029,217
Matador Resources Co.*	50,622	1,308,579
Matrix Service Co.*	63,858	1,540,256
		8,915,933

Materials — 6.1%
CaesarStone Sdot - Yam Ltd. (Israel)	38,357	1,982,290
Constellium NV - Class A*	45,948	1,130,780
KapStone Paper and Packaging Corp.*	70,088	1,960,361
Silgan Holdings, Inc.	35,142	1,651,674
US Silica Holdings, Inc.	31,672	1,979,817
		8,704,922

Consumer Staples — 1.0%
Revlon, Inc. - Class A*	47,370	1,501,155
Total Common Stocks		$136,690,331

26

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 11.6%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**¥Ω	10,076,037	$10,076,037
Touchstone Institutional Money Market Fund, 0.01%^¥Ω	6,434,103	6,434,103
Total Investment Funds		$16,510,140

Total Investment Securities —107.3%
(Cost $148,044,341)		$153,200,471

Liabilities in Excess of Other Assets — (7.3%)		(10,466,633)

Net Assets — 100.0%		$142,733,838

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2014 was $9,255,583.

¥	Open-End Fund

Ω	Represents the 7-day SEC yield as of September 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$136,690,331	$—	$—	$136,690,331
Investment Funds	16,510,140	—	—	16,510,140
				$153,200,471

See accompanying Notes to Financial Statements.

27

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$276,195,342	$964,049,155	$234,558,255	$109,227,500
Affiliated securities, at market value	$5,218,693	$50,300,454	$13,362,079	$5,425,265
Non-affiliated securities, at market value	270,045,083	1,076,478,987	267,825,482	114,512,788
Investments, at market value (A)	$275,263,776	$1,126,779,441	$281,187,561	$119,938,053
Cash deposits held at prime broker*	478,573	—	—	—
Foreign Currency (B)	187,985	—	—	—
Unrealized appreciation on forward foreign currency contracts	634,965	—	—	—
Dividends and interest receivable	2,241,861	772,774	156,220	221,053
Receivable for capital shares sold	1,433,636	1,811,090	3,739,934	153,561
Receivable for investments sold	172	22,724,105	—	1,849
Receivable for securities lending income	2,819	8,153	961	2,548
Tax reclaim receivable	22,655	204	1,911	166,976
Other assets	27,651	48,149	23,224	12,288
Total Assets	280,294,093	1,152,143,916	285,109,811	120,496,328

Liabilities
Written options, at market value (C)	17,800	—	—	—
Bank overdrafts	—	—	—	—
Due to broker	5,865	—	—	—
Unrealized depreciation on forward foreign currency contracts	115,491	—	—	—
Payable for return of collateral for securities on loan	4,994,244	44,712,455	2,806,684	1,684,987
Payable for capital shares redeemed	181,422	781,543	71,191	15,884
Payable for variation margin for futures contracts	219,495	—	—	—
Payable for investments purchased	—	7,471,721	1,607,465	70,314
Payable to Investment Advisor	153,419	572,937	169,829	85,794
Payable to other affiliates	19,843	144,134	37,885	516
Payable to Trustees	3,106	3,194	3,110	3,091
Payable for professional services	10,312	18,514	11,008	11,552
Payable to Transfer Agent	64,937	808,256	64,950	17,298
Other accrued expenses and liabilities	9,619	67,493	10,577	21,974
Total Liabilities	5,795,553	54,580,247	4,782,699	1,911,410

Net Assets	$274,498,540	$1,097,563,669	$280,327,112	$118,584,918

Net assets consist of:
Paid-in capital	$288,899,738	$955,947,503	$218,698,029	$220,774,934
Accumulated net investment income (loss)	(221,008)	8,512,045	91,713	5,350,071
Accumulated net realized gains (losses) on investments, futures contracts, written options and foreign currency transactions	(13,527,015)	(29,626,165)	14,908,064	(118,240,824)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options and foreign currency transactions	(653,175)	162,730,286	46,629,306	10,700,737
Net Assets	$274,498,540	$1,097,563,669	$280,327,112	$118,584,918
(A) Includes market value of securities on loan of:	$4,855,469	$43,288,078	$2,650,272	$1,631,036
(B) Cost of foreign currency:	$194,897	$—	$—	$—
(C) Proceeds received for written options:	$12,320	$—	$—	$—

* Represents segregated cash for futures contracts and written options.

See accompanying Notes to Financial Statements.

28

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
	Touchstone	Sands Capital	Touchstone
Touchstone	Mid Cap	Emerging	Small Cap
Large Cap	Growth	Markets	Growth
Growth Fund	Fund	Growth Fund	Fund

$672,825,102	$646,912,351	$89,474,131	$148,044,341
$16,457,502	$25,717,511	$5,090,909	$6,434,103
776,556,757	733,760,143	82,187,856	146,766,368
$793,014,259	$759,477,654	$87,278,765	$153,200,471
—	—	—	—
—	—	86,879	—
—	—	—	—
288,690	322,381	94,962	18,954
830,419	1,108,199	1,027,998	1,389,600
—	5,186,744	1,075,298	—
864	509	—	11,038
—	9,561	1,406	1,156
36,108	38,925	965	55,888
794,170,340	766,143,973	89,566,273	154,677,107

—	—	—	—
4,000	—	7,105	—
—	—	—	—
—	—	—	—
—	11,178,421	—	10,076,037
5,478,407	4,265,103	1,405	281,467
—	—	—	—
—	4,330,115	2,865,534	1,402,072
522,654	460,511	115,546	116,933
260,048	275,006	294	8,047
3,198	3,169	5,188	3,087
20,997	17,359	1,386	8,990
368,680	295,285	15,431	34,264
48,413	29,619	55,496	12,372
6,706,397	20,854,588	3,067,385	11,943,269

$787,463,943	$745,289,385	$86,498,888	$142,733,838

$472,641,489	$533,626,805	$88,582,547	$133,984,167
1,454,691	(1,180,442)	53,057	(506,388)

193,178,606	100,277,719	59,835	4,099,929

120,189,157	112,565,303	(2,196,551)	5,156,130
$787,463,943	$745,289,385	$86,498,888	$142,733,838
$—	$10,813,720	$—	$9,255,583
$—	$—	$87,077	$—
$—	$—	$—	$—

29

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$23,857,385	$292,595,797	$45,643,208	$7,190,883
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,264,752	8,314,418	1,353,661	797,701
Net asset value price per share*	$10.53	$35.19	$33.72	$9.01
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$11.17	$37.34	$35.78	$9.56

Pricing of Class B Shares
Net assets applicable to Class B shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—
Net asset value, offering price per share**	$—	$—	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$21,946,842	$7,598,726	$12,360,949	$236,078
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,108,746	220,222	409,173	28,338
Net asset value, offering price per share**	$10.41	$34.50	$30.21	$8.33

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$189,384,272	$747,491,418	$101,504,820	$36,998,787
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,932,466	20,927,036	2,972,108	4,095,268
Net asset value, offering price and redemption price per share	$10.56	$35.72	$34.15	$9.03

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$39,310,041	$49,877,728	$120,818,135	$74,159,170
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,723,331	1,390,342	3,514,452	8,198,207
Net asset value, offering price and redemption price per share	$10.56	$35.87	$34.38	$9.05

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital	Touchstone
Large Cap	Mid Cap	Emerging	Small Cap
Growth	Growth	Markets	Growth
Fund	Fund	Growth Fund	Fund

$279,729,423	$236,666,738	$—	$23,681,619

8,434,869	8,780,199	—	4,583,857
$33.16	$26.95	$—	$5.17
5.75%	5.75%	—	5.75%

$35.18	$28.59	$—	$5.49

$2,199,128	$3,616,357	$—	$—

70,401	171,166	—	—
$31.24	$21.13	$—	$—

$109,314,493	$143,837,915	$—	$7,838,409

3,541,283	6,961,781	—	1,794,154
$30.87	$20.66	$—	$4.37

$396,220,899	$308,095,657	$32,284,320	$101,717,186

11,777,726	11,207,431	3,140,195	17,809,419
$33.64	$27.49	$10.28	$5.71

$—	$53,072,718	$54,214,568	$9,496,624

—	1,922,341	5,273,181	1,656,548
$—	$27.61	$10.28	$5.73

31

Statements of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$49,085	$2,500	$176	$81
Dividends from non-affiliated securities(A)	3,141,774	9,372,570	1,444,572	2,827,059
Interest	4,172,662	—	—	—
Income from securities loaned	12,208	75,605	1,602	115,257
Total Investment Income	7,375,729	9,450,675	1,446,350	2,942,397
Expenses
Investment advisory fees	891,856	3,365,723	1,019,719	639,489
Administration fees	203,942	857,750	217,641	102,383
Compliance fees and expenses	856	856	856	856
Custody fees	9,928	8,399	5,931	18,949
Professional fees	17,310	25,698	13,495	16,489
Transfer Agent fees, Class A	13,650	318,374	35,464	7,353
Transfer Agent fees, Class B	—	—	—	—
Transfer Agent fees, Class C	10,488	2,478	8,153	289
Transfer Agent fees, Class Y	40,256	407,936	16,150	5,168
Transfer Agent fees, Institutional Class	200	165	939	67
Registration fees, Class A	8,064	12,384	6,344	2,198
Registration fees, Class B	—	—	—	—
Registration fees, Class C	5,375	4,585	4,680	3,007
Registration fees, Class Y	8,494	11,899	6,867	2,166
Registration fees, Institutional Class	2,277	6,601	4,958	1,495
Reports to Shareholders, Class A	4,011	18,684	5,226	2,507
Reports to Shareholders, Class B	—	—	—	—
Reports to Shareholders, Class C	3,510	5,147	3,325	2,006
Reports to Shareholders, Class Y	5,014	29,408	3,615	2,006
Reports to Shareholders, Institutional Class	2,006	5,341	3,023	6,518
Distribution expenses, Class A	31,515	342,130	58,942	8,254
Distribution expenses, Class B	—	—	—	—
Distribution and shareholder servicing expenses, Class C	108,834	34,812	62,976	1,162
Trustee fees	6,093	6,095	6,093	6,093
Other expenses	29,143	294,448	26,735	18,228
Total Expenses	1,402,822	5,758,913	1,511,132	846,683
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(241,189)	(435,395)	(156,495)	(189,630)
Fees eligible for recoupment by the Advisor(C)	—	—	—	—
Net Expenses	1,161,633	5,323,518	1,354,637	657,053
Net Investment Income (Loss)	6,214,096	4,127,157	91,713	2,285,344
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments from non-affiliated securities	2,322,062	33,820,872	20,460,631	4,095,130
Net realized losses on futures contracts	(613,148)	—	—	—
Net realized gains on written options	257,559	—	—	—
Net realized losses on foreign currency transactions	(29,764)	—	—	(43,239)
Net change in unrealized appreciation (depreciation) on investments	(3,915,571)	(28,616,529)	(11,186,252)	(7,197,811)
Net change in unrealized appreciation (depreciation) on futures contracts	(189,495)	—	—	—
Net change in unrealized depreciation on written options	(5,480)	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	608,611	—	—	(14,457)
Net Realized and Unrealized Gains (Losses) on Investments	(1,565,226)	5,204,343	9,274,379	(3,160,377)
Change in Net Assets Resulting from Operations	$4,648,870	$9,331,500	$9,366,092	$(875,033)
	$1,554	$420,226	$21,935	$305,978

(A) Net of foreign tax withholding of:

(B)Represents the period from commencement of operations (May 9, 2014) through September 30, 2014.

(C)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

Statements of Operations (Unaudited) (Continued)

		Touchstone
		Sands Capital
Touchstone	Touchstone	Emerging	Touchstone
Large Cap	Mid Cap	Markets	Small Cap
Growth Fund	Growth Fund	Growth Fund(B)	Growth Fund

$651	$1,121	$182	$272
7,213,118	3,917,013	359,235	220,601
—	—	—	—
14,320	3,541	—	53,923
7,228,089	3,921,675	359,417	274,796

3,463,325	2,733,972	249,505	596,820
780,674	596,525	34,654	95,499
856	856	726	856
12,426	9,997	65,672	9,714
27,843	22,734	13,056	10,297
160,222	229,639	—	22,132
3,724	5,376	—	—
54,748	97,731	—	5,326
333,046	168,182	9,765	22,180
—	458	3,087	62
9,190	7,121	—	6,276
4,940	2,677	—	—
7,490	6,797	—	3,386
10,453	9,486	3,183	22,302
—	5,562	3,272	1,631
17,936	16,668	—	3,192
4,031	2,965	—	—
9,471	12,263	—	2,189
32,923	13,084	2,550	2,739
—	2,775	4,500	1,805
358,162	339,060	—	41,120
4,742	6,514	—	—
553,882	740,334	—	38,060
6,094	6,094	5,188	6,095
74,200	65,247	13,574	14,129
5,930,378	5,102,117	408,732	905,810
(156,980)	—	(102,372)	(127,896)
—	—	—	3,270
5,773,398	5,102,117	306,360	781,184
1,454,691	(1,180,442)	53,057	(506,388)

144,661,181	50,090,645	82,935	4,007,121
—	—	—	—
—	—	—	—
—	—	(23,100)	—
(103,101,396)	(38,300,194)	(2,195,366)	(5,204,683)

—	—	—	—
—	—	—	—

—	—	(1,185)	—
41,559,785	11,790,451	(2,136,716)	(1,197,562)
$43,014,476	$10,610,009	$(2,083,659)	$(1,703,950)
$133,101	$38,006	$16,488	$2,191

33

Statements of Changes in Net Assets

	Touchstone
	Flexible Income Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2014	Year Ended
	(Unaudited)	March 31, 2014
From Operations
Net investment income	$6,214,096	$13,210,500
Net realized gains (losses) on investments, futures contracts, written options and foreign currency transactions	1,936,709	(149,555)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options and foreign currency transactions	(3,501,935)	(11,122,348)
Change in Net Assets from Operations	4,648,870	1,938,597

Distributions to Shareholders from:
Net investment income, Class A	(605,561)	(1,413,413)
Net investment income, Class C	(458,424)	(914,420)
Net investment income, Class Y	(4,340,236)	(8,411,708)
Net investment income, Institutional Class	(1,079,605)	(1,839,935)
Net realized gains, Class A	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(6,483,826)	(12,579,476)

Net Increase (Decrease) from Share Transactions (A)	36,349,339	(36,644,688)

Total Increase (Decrease) in Net Assets	34,514,383	(47,285,567)

Net Assets
Beginning of period	239,984,157	287,269,724
End of period	$274,498,540	$239,984,157
Accumulated Net Investment Income (Loss)	$(221,008)	$48,722

(A) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 39 to 41.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Focused Fund		Growth Opportunities Fund		International Value Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the
2014	Year Ended	2014	Year Ended	2014	Year Ended
(Unaudited)	March 31, 2014	(Unaudited)	March 31, 2014	(Unaudited)	March 31, 2014

$4,127,157	$4,699,330	$91,713	$770,546	$2,285,344	$3,352,624

33,820,872	36,541,971	20,460,631	27,186,499	4,051,891	3,421,679

(28,616,529)	161,165,217	(11,186,252)	28,041,471	(7,212,268)	17,249,649
9,331,500	202,406,518	9,366,092	55,998,516	(875,033)	24,023,952

—	(166,736)	—	—	—	(62,082)
—	(1,440)	—	—	—	(1,681)
—	(5,166,618)	—	(33,838)	—	(404,720)
—	(5,691)	—	(103,133)	—	(1,070,089)
—	—	—	(1,915,424)	—	—
—	—	—	(556,202)	—	—
—	—	—	(3,785,821)	—	—
—	—	—	(4,539,084)	—	—
—	(5,340,485)	—	(10,933,502)	—	(1,538,572)

82,295,866	221,717,909	3,079,955	8,699,074	(14,208,726)	(15,884,732)

91,627,366	418,783,942	12,446,047	53,764,088	(15,083,759)	6,600,648

1,005,936,303	587,152,361	267,881,065	214,116,977	133,668,677	127,068,029
$1,097,563,669	$1,005,936,303	$280,327,112	$267,881,065	$118,584,918	$133,668,677
$8,512,045	$4,384,888	$91,713	$—	$5,350,071	$3,064,727

35

Statements of Changes in Net Assets (Continued)

	Touchstone
	Large Cap Growth Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2014	Year Ended
	(Unaudited)	March 31, 2014
From Operations
Net investment income (loss)	$1,454,691	$1,108,424
Net realized gains on investments and foreign currency transactions	144,661,181	116,170,988
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(103,101,396)	66,832,014
Change in Net Assets from Operations	43,014,476	184,111,426

Distributions to Shareholders from:
Net investment income, Class A	—	(504,736)
Net investment income, Class Y	—	(2,365,788)
Net realized gains, Class A	—	(24,957,494)
Net realized gains, Class B	—	(446,705)
Net realized gains, Class C	—	(10,190,455)
Net realized gains, Class Y	—	(47,776,919)
Net realized gains, Institutional Class	—	—
Total Distributions	—	(86,242,097)

Net Increase (Decrease) from Share Transactions(B)	(236,373,226)	(41,273,702)

Total Increase (Decrease) in Net Assets	(193,358,750)	56,595,627

Net Assets
Beginning of	980,822,693	924,227,066
End of	$787,463,943	$980,822,693
Accumulated Net Investment Income (Loss)	$1,454,691	$—

(A)	Represents the period from commencement of operations (May 9, 2014) through September 30, 2014.
(B)	For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 42 and 43.

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

		Touchstone
		Sands Capital
		Emerging
Touchstone		Markets	Touchstone
Mid Cap Growth Fund		Growth Fund	Small Cap Growth Fund
For the		For the	For the
Six Months		Six Months	Six Months
Ended		Ended	Ended
September 30,	For the	September 30,	September 30,	For the
2014	Year Ended	2014(A)	2014	Year Ended
(Unaudited)	March 31, 2014	(Unaudited)	(Unaudited)	March 31, 2014

$(1,180,442)	$(3,093,231)	$53,057	$(506,388)	$(230,093)
50,090,645	109,410,184	59,835	4,007,121	9,463,241
(38,300,194)	48,014,661	(2,196,551)	(5,204,683)	2,600,759
10,610,009	154,331,614	(2,083,659)	(1,703,950)	11,833,907

—	—	—	—	—
—	—	—	—	—
—	(28,966,943)	—	—	(1,906,417)
—	(607,372)	—	—	—
—	(18,515,631)	—	—	(545,775)
—	(24,268,590)	—	—	(2,418,021)
—	(3,464,048)	—	—	(1,432,011)
—	(75,822,584)	—	—	(6,302,224)

(26,946,650)	32,829,729	88,582,547	52,304,911	50,722,552

(16,336,641)	111,338,759	86,498,888	50,600,961	56,254,235

761,626,026	650,287,267	—	92,132,877	35,878,642
$745,289,385	$761,626,026	$86,498,888	$142,733,838	$92,132,877
$(1,180,442)	$—	$53,057	$(506,388)	$—

37

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Flexible Income Fund
	For the Six Months Ended		For the Year
	September 30, 2014		Ended
	(Unaudited)		March 31, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	267,193	$2,843,277	478,902	$5,101,992
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	46,391	494,214	112,892	1,185,530
Cost of Shares redeemed	(495,435)	(5,292,255)	(1,920,074)	(20,305,857)
Change from Class A Share Transactions	(181,851)	(1,954,764)	(1,328,280)	(14,018,335)
Class C
Proceeds from Shares issued	395,008	4,166,894	592,026	6,179,415
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	32,363	340,559	67,886	704,337
Cost of Shares redeemed	(327,733)	(3,450,924)	(1,062,018)	(11,004,750)
Change from Class C Share Transactions	99,638	1,056,529	(402,106)	(4,120,998)
Class Y
Proceeds from Shares issued	4,767,616	51,011,568	4,954,381	53,071,881
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	147,455	1,574,065	304,968	3,211,530
Cost of Shares redeemed	(1,257,174)	(13,441,816)	(9,155,539)	(96,251,878)
Change from Class Y Share Transactions	3,657,897	39,143,817	(3,896,190)	(39,968,467)
Institutional Class
Proceeds from Shares issued	689,338	7,360,896	2,541,308	26,938,080
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	85,399	911,662	150,682	1,580,008
Cost of Shares redeemed	(946,323)	(10,168,801)	(674,863)	(7,054,976)
Change from Institutional Class Share Transactions	(171,586)	(1,896,243)	2,017,127	21,463,112
Change from Share Transactions	3,404,098	$36,349,339	(3,609,449)	$(36,644,688)

(A)See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Focused Fund				Touchstone Growth Opportunities Fund
For the Six Months Ended		For the Year		For the Six Months Ended		For the Year
September 30, 2014		Ended		September 30, 2014		Ended
(Unaudited)		March 31, 2014		(Unaudited)		March 31, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,265,210	$80,452,441	3,233,110	$101,371,386	24,175	$804,091	224,602	$6,685,637

—	—	4,327,516	125,354,407	—	—	—	—
—	—	5,319	152,669	—	—	58,105	1,796,018
(657,259)	(23,344,082)	(1,167,836)	(37,461,827)	(128,918)	(4,362,375)	(1,581,923)	(42,548,372)
1,607,951	57,108,359	6,398,109	189,416,635	(104,743)	(3,558,284)	(1,299,216)	(34,066,717)

78,093	2,703,852	147,209	4,739,202	16,609	497,377	54,444	1,488,773

—	—	24,433	701,039	—	—	—	—
—	—	34	971	—	—	15,674	436,672
(21,830)	(763,245)	(9,911)	(318,605)	(33,664)	(1,007,781)	(65,332)	(1,778,183)
56,263	1,940,607	161,765	5,122,607	(17,055)	(510,404)	4,786	147,262

1,205,300	43,206,323	1,651,183	54,120,220	341,538	11,712,601	2,057,827	57,663,059

—	—	215,356	6,308,617	—	—	—	—
—	—	173,246	5,029,335	—	—	116,122	3,627,585
(1,104,504)	(39,682,543)	(1,962,109)	(61,819,037)	(161,648)	(5,456,977)	(678,318)	(20,781,626)
100,796	3,523,780	77,676	3,639,135	179,890	6,255,624	1,495,631	40,509,018

641,685	23,722,405	533,929	16,892,087	232,460	7,968,320	553,354	16,857,399

—	—	966,069	28,372,347	—	—	—	—
—	—	195	5,691	—	—	147,309	4,634,843
(109,570)	(3,999,285)	(663,046)	(21,730,593)	(207,227)	(7,075,301)	(631,902)	(19,382,731)
532,115	19,723,120	837,147	23,539,532	25,233	893,019	68,761	2,109,511
2,297,125	$82,295,866	7,474,697	$221,717,909	83,325	$3,079,955	269,962	$8,699,074

39

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International Value Fund
	For the Six Months
	Ended		For the Year
	September 30, 2014		Ended
	(Unaudited)		March 31, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	190,243	$1,777,092	29,607	$247,397
Reinvestment of distributions	—	—	6,444	56,838
Cost of Shares redeemed	(53,747)	(501,078)	(214,235)	(1,807,090)
Change from Class A Share Transactions	136,496	1,276,014	(178,184)	(1,502,855)
Class B
Proceeds from Shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class B Share Transactions	—	—	—	—
Class C
Proceeds from Shares sold	3,004	26,477	5,415	41,269
Reinvestment of distributions	—	—	144	1,176
Cost of Shares redeemed	(136)	(1,186)	(10,603)	(81,715)
Change from Class C Share Transactions	2,868	25,291	(5,044)	(39,270)
Class Y
Proceeds from Shares sold	50,117	469,801	1,285,819	11,605,788
Reinvestment of distributions	—	—	36,098	318,381
Cost of Shares redeemed	(752,959)	(7,002,122)	(663,667)	(5,346,773)
Change from Class Y Share Transactions	(702,842)	(6,532,321)	658,250	6,577,396
Institutional Class
Proceeds from Shares sold	279,397	2,605,299	905,130	7,621,905
Reinvestment of distributions	—	—	121,325	1,070,089
Cost of Shares redeemed	(1,234,675)	(11,583,009)	(3,544,077)	(29,611,997)
Change from Institutional Class Share Transactions	(955,278)	(8,977,710)	(2,517,622)	(20,920,003)

Change from Share Transactions	(1,518,756)	$(14,208,726)	(2,042,600)	$(15,884,732)

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Large Cap Growth Fund				Touchstone Mid Cap Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2014		Ended		September 30, 2014		Ended
(Unaudited)		March 31, 2014		(Unaudited)		March 31, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

465,295	$15,150,024	1,123,148	$34,813,790	621,927	$16,762,782	1,942,968	$49,444,583
—	—	743,623	22,704,422	—	—	1,108,223	27,317,700
(1,077,357)	(35,143,497)	(2,791,139)	(85,461,658)	(3,475,440)	(92,526,862)	(4,115,507)	(101,578,937)
(612,062)	(19,993,473)	(924,368)	(27,943,446)	(2,853,513)	(75,764,080)	(1,064,316)	(24,816,654)

—	—	5,030	145,108	—	—	7,694	149,046
—	—	8,824	254,580	—	—	21,555	417,516
(51,651)	(1,568,685)	(135,149)	(3,963,000)	(55,015)	(1,160,375)	(110,587)	(2,229,438)
(51,651)	(1,568,685)	(121,295)	(3,563,312)	(55,015)	(1,160,375)	(81,338)	(1,662,876)

79,218	2,405,005	324,155	9,355,889	98,142	2,017,348	494,544	9,680,428
—	—	237,079	6,763,867	—	—	705,343	13,401,513
(293,484)	(8,880,200)	(765,143)	(22,150,290)	(488,697)	(10,072,903)	(1,355,516)	(26,975,200)
(214,266)	(6,475,195)	(203,909)	(6,030,534)	(390,555)	(8,055,555)	(155,629)	(3,893,259)

950,407	31,345,853	2,472,115	76,607,666	2,482,702	68,804,784	4,981,764	125,685,812
—	—	1,531,276	47,463,243	—	—	893,059	22,397,917
(7,099,082)	(239,681,726)	(4,080,740)	(127,807,319)	(1,038,512)	(28,590,081)	(2,975,353)	(76,834,857)
(6,148,675)	(208,335,873)	(77,349)	(3,736,410)	1,444,190	40,214,703	2,899,470	71,248,872

—	—	—	—	1,000,588	27,798,580	155,510	4,050,162
—	—	—	—	—	—	137,626	3,464,048
—	—	—	—	(373,425)	(9,979,923)	(615,940)	(15,560,564)
—	—	—	—	627,163	17,818,657	(322,804)	(8,046,354)

(7,026,654)	$(236,373,226)	(1,326,921)	$(41,273,702)	(1,227,730)	$(26,946,650)	1,275,383	$32,829,729

41

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone
	Sands Capital
	Emerging Markets
	Growth
	Fund		Touchstone Small Cap Growth Fund
	For the Period		For the Six Months
	Ended		Ended		For the Year
	September 30, 2014		September 30, 2014		Ended
	(Unaudited)(A)		(Unaudited)		March 31, 2014
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	—	$—	1,489,513	$7,817,329	3,189,765	$16,400,309
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	1,739,693	8,196,736
Reinvestment of distributions	—	—	—	—	362,909	1,709,144
Cost of Shares redeemed	—	—	(3,648,330)	(19,266,899)	(1,493,248)	(7,236,957)
Change from Class A Share Transactions	—	—	(2,158,817)	(11,449,570)	3,799,119	19,069,232
Class C
Proceeds from Shares issued	—	—	211,928	938,757	621,723	2,672,634
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	427,646	1,723,545
Reinvestment of distributions	—	—	—	—	79,640	321,556
Cost of Shares redeemed	—	—	(88,645)	(391,364)	(289,351)	(1,235,254)
Change from Class C Share Transactions	—	—	123,283	547,393	839,658	3,482,481
Class Y
Proceeds from Shares issued	3,183,246	34,392,651	13,002,869	75,273,268	5,615,489	31,321,212
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	3,022,354	15,683,603
Reinvestment of distributions	—	—	—	—	410,137	2,118,342
Cost of Shares redeemed	(43,051)	(459,685)	(1,596,726)	(9,241,442)	(6,082,905)	(32,782,345)
Change from Class Y Share Transactions	3,140,195	33,932,966	11,406,143	66,031,826	2,965,075	16,340,812
Institutional Class
Proceeds from Shares issued	5,376,878	55,781,305	43,109	250,946	2,520,844	14,095,605
Reinvestment of distributions	—	—	—	—	257,444	1,333,085
Cost of Shares redeemed	(103,697)	(1,131,724)	(519,561)	(3,075,684)	(645,826)	(3,598,663)
Change from Institutional Class Share Transactions	5,273,181	54,649,581	(476,452)	(2,824,738)	2,132,462	11,830,027
Change from Share Transactions	8,413,376	$88,582,547	8,894,157	$52,304,911	9,736,314	$50,722,552

(A)	Represents the period from commencement of operations (May 9, 2014) through September 30, 2014.
(B)	See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

42

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight
September	Year	Months
30,	Ended	Ended
2014	March 31,	March 31,	Year Ended July 31,
(Unaudited)	2014	2013(A)	2012	2011	2010	2009
Net asset value at beginning of period	$10.60	$10.94	$10.76	$10.47	$10.00	$8.93	$9.36
Income (loss) from investment operations:
Net investment income	0.25	0.51	0.35	(B)	0.49	(C)	0.52	(C)	0.51	(C)	0.56	(C)
Net realized and unrealized gains (losses) on investments	(0.06)	(0.37)	0.16	0.31	0.44	1.26	(0.39)
Total from investment operations	0.19	0.14	0.51	0.80	0.96	1.77	0.17
Distributions from:
Net investment income	(0.26)	(0.48)	(0.33)	(0.51)	(0.49)	(0.70)	(0.59)
Realized capital gains	—	—	—	—	—	—	(0.01)
Total distributions	(0.26)	(0.48)	(0.33)	(0.51)	(0.49)	(0.70)	(0.60)
Net asset value at end of period	$10.53	$10.60	$10.94	$10.76	$10.47	$10.00	$8.93
Total return(D)	1.79	%(E)	1.45%	4.77	%(E)	7.86%	9.90%	20.27%	3.02%
Ratios and supplemental data:
Net assets at end of period (000's)	$23,858	$25,928	$41,301	$49,458	$25,400	$19,461	$13,406
Ratio to average net assets:
Net expenses	1.09	%(F)	0.98%	0.94	%(F)	0.95%	1.02%	1.12%	1.18%
Gross expenses	1.36	%(F)	1.35%	1.37	%(F)	1.60%	1.61%	1.65%	1.65%
Net investment income	4.70	%(F)	4.82%	4.76	%(B)(F)	4.65%	4.99%	5.27%	7.05%
Portfolio turnover rate	43	%(E)	44%	41	%(E)	47%	42%	31%	32%

Touchstone Flexible Income Fund-Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight
September	Months
30,	Year Ended	Ended
2014	March 31,	March 31,	Year Ended July 31,
(Unaudited)	2014	2013(A)	2012	2011	2010	2009
Net asset value at beginning of period	$10.47	$10.82	$10.65	$10.36	$9.90	$8.85	$9.29
Income (loss) from investment operations:
Net investment income	0.21	0.43	0.29	(B)	0.40	(C)	0.44	(C)	0.43	(C)	0.49	(C)
Net realized and unrealized gains (losses) on investments	(0.05)	(0.37)	0.15	0.32	0.44	1.25	(0.38)
Total from investment operations	0.16	0.06	0.44	0.72	0.88	1.68	0.11
Distributions from:
Net investment income	(0.22)	(0.41)	(0.27)	(0.43)	(0.42)	(0.63)	(0.54)
Realized capital gains	—	—	—	—	—	—	(0.01)
Total distributions	(0.22)	(0.41)	(0.27)	(0.43)	(0.42)	(0.63)	(0.55)
Net asset value at end of period	$10.41	$10.47	$10.82	$10.65	$10.36	$9.90	$8.85
Total return(D)	1.53	%(E)	0.61%	4.20	%(E)	7.16%	9.09%	19.20%	2.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$21,947	$21,043	$26,087	$25,115	$16,818	$12,504	$8,468
Ratio to average net assets:
Net expenses	1.84	%(F)	1.74%	1.69	%(F)	1.70%	1.77%	1.87%	1.93%
Gross expenses	2.09	%(F)	2.09%	2.16	%(F)	2.35%	2.36%	2.40%	2.40%
Net investment income	3.95	%(F)	4.07%	4.01	%(B)(F)	3.82%	4.25%	4.53%	6.32%
Portfolio turnover rate	43	%(E)	44%	41	%(E)	47%	42%	31%	32%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Flexible Income Fund - Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight
September	Months
30,	Year Ended	Ended
2014	March 31,	March 31,	Year Ended July 31,
(Unaudited)	2014	2013(A)(B)	2012	2011	2010	2009
Net asset value at beginning of period	$10.62	$10.97	$10.79	$10.49	$10.02	$8.95	$9.38
Income (loss) from investment operations:
Net investment income	0.26	0.54	0.37	(C)	0.50	(D)	0.54	(D)	0.53	(D)	0.57	(D)
Net realized and unrealized gains (losses) on investments	(0.05)	(0.38)	0.16	0.33	0.45	1.26	(0.38)
Total from investment operations	0.21	0.16	0.53	0.83	0.99	1.79	0.19
Distributions from:
Net investment income	(0.27)	(0.51)	(0.35)	(0.53)	(0.52)	(0.72)	(0.61)
Realized capital gains	—	—	—	—	—	—	(0.01)
Total distributions	(0.27)	(0.51)	(0.35)	(0.53)	(0.52)	(0.72)	(0.62)
Net asset value at end of period	$10.56	$10.62	$10.97	$10.79	$10.49	$10.02	$8.95
Total return	2.02	%(E)	1.63%	4.96	%(E)	8.21%	10.15%	20.39%	3.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$189,384	$151,652	$199,293	$200,325	$122,125	$80,807	$59,493
Ratio to average net assets:
Net expenses	0.81	%(F)	0.71%	0.64	%(F)	0.70%	0.77%	0.87%	0.93%
Gross expenses	0.97	%(F)	1.00%	1.05	%(F)	1.35%	1.36%	1.40%	1.40%
Net investment income	4.98	%(F)	5.10%	5.06	%(C)(F)	4.80%	5.22%	5.51%	7.29%
Portfolio turnover rate	43	%(E)	44%	41	%(E)	47%	42%	31%	32%

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Eight
	Ended			Months
	September 30,		Year Ended	Ended
	2014		March 31,	March 31,
	(Unaudited)		2014	2013(B)(G)
Net asset value at beginning of period	$10.62		$10.96	$10.86
Income (loss) from investment operations:
Net investment income	0.27		0.54	0.30	(C)
Net realized and unrealized gains (losses) on investments	(0.05)		(0.36)	0.12
Total from investment operations	0.22		0.18	0.42
Distributions from:
Net investment income	(0.28)		(0.52)	(0.32)
Net asset value at end of period	$10.56		$10.62	$10.96
Total return	2.06	%(E)	1.81%	3.93	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$39,310		$41,361	$20,589
Ratio to average net assets:
Net expenses	0.74	%(F)	0.65%	0.59	%(F)
Gross expenses	0.93	%(F)	0.95%	1.03	%(F)
Net investment income	5.05	%(F)	5.16%	5.11	%(C)(F)
Portfolio turnover rate	43	%(E)	44%	41	%(E)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y and Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(D)	The net investment income per share is based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014		2013		2012		2011	2010
Net asset value at beginning of period	$34.87		$27.55		$23.63		$21.92		$21.49	$14.44
Income from investment operations:
Net investment income(A)	0.10		0.11		0.16		0.12		0.08	0.10
Net realized and unrealized gains on investments	0.22		7.46		3.79	(B)	1.67		1.66	7.08
Total from investment operations	0.32		7.57		3.95		1.79		1.74	7.18
Distributions from:
Net investment income	—		(0.25)		(0.03)		(0.24)		(0.05)	(0.13)
Realized capital gains	—		—		—		—		(1.26)	—
Total distributions	—		(0.25)		(0.03)		(0.24)		(1.31)	(0.13)
Capital Contribution	—		—		—		0.16	(C)	—	—
Net asset value at end of period	$35.19		$34.87		$27.55		$23.63		$21.92	$21.49
Total return(D)	0.92	%(E)	27.67%		16.75	%(B)	9.08	%(C)	9.34%	49.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$292,596		$233,841		$8,497		$7,352		$12,226	$33,875
Ratio to average net assets:
Net expenses	1.20	%(F)	1.20%		1.20%		1.20%		1.20%	1.20%
Gross expenses	1.36	%(F)	1.46%		1.90%		1.44%		1.42%	1.38%
Net investment income	0.56	%(F)	0.35%		0.66%		0.58%		0.40%	0.49%
Portfolio turnover rate	13	%(E)	27	%(G)	189%		99%		115%	318%

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Period Ended
	September 30, 2014		March 31,		March 31,
	(Unaudited)		2014		2013(H)
Net asset value at beginning of period	$34.32		$27.33		$22.61
Income (loss) from investment operations:
Net investment loss(A)	(0.03)		(0.13)		(0.02)
Net realized and unrealized gains on investments	0.21		7.38		4.80	(B)
Total from investment operations	0.18		7.25		4.78
Distributions from:
Net investment income	—		(0.26)		(0.06)
Net asset value at end of period	$34.50		$34.32		$27.33
Total return(D)	0.56	%(E)	26.72%		21.19	%(B)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,599		$5,626		$60
Ratio to average net assets:
Net expenses	1.95	%(F)	1.95%		1.95	%(F)
Gross expenses	2.20	%(F)	2.84%		258.39	%(F)
Net investment loss	(0.19	%)(F)	(0.40%)		(0.09	%)(F)
Portfolio turnover rate	13	%(E)	27	%(G)	189%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% and 0.78% for Class A and Class C, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(H)	Represents the period from commencement of operations (April 16, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone Focused Fund - Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30, 2014		Year Ended March 31,
	(Unaudited)		2014		2013		2012		2011	2010
Net asset value at beginning of period	$35.34		$27.86		$23.85		$22.17		$21.75	$14.58
Income from investment operations:
Net investment income(A)	0.15		0.19		0.22		0.18		0.12	0.10
Net realized and unrealized gains on investments	0.23		7.54		3.84	(B)	1.66		1.71	7.20
Total from investment operations	0.38		7.73		4.06		1.84		1.83	7.30
Distributions from:
Net investment income	—		(0.25)		(0.05)		(0.32)		(0.15)	(0.13)
Realized capital gains	—		—		—		—		(1.26)	—
Total distributions	—		(0.25)		(0.05)		(0.32)		(1.41)	(0.13)
Capital Contribution	—		—		—		0.16	(C)	—	—
Net asset value at end of period	$35.72		$35.34		$27.86		$23.85		$22.17	$21.75
Total return	1.08	%(D)	27.95%		17.07	%(B)	9.29	%(C)	9.71%	50.14%
Ratios and supplemental data:
Net assets at end of period (000's)	$747,491		$736,023		$578,006		$555,142		$595,397	$577,028
Ratio to average net assets:
Net expenses	0.92	%(E)	0.94%		0.95%		0.95%		0.95%	0.95%
Gross expenses	0.97	%(E)	1.02%		1.05%		1.28%		1.32%	1.38%
Net investment income	0.84	%(E)	0.61%		0.91%		0.85%		0.60%	0.50%
Portfolio turnover rate	13	%(D)	27	%(F)	189%		99%		115%	318%

Touchstone Focused Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30, 2014		Year Ended March 31,
	(Unaudited)		2014		2013		2012		2011	2010
Net asset value at beginning of period	$35.47		$27.96		$23.91		$22.23		$21.81	$14.62
Income from investment operations:
Net investment income(A)	0.17		0.24		0.25		0.22		0.15	0.18
Net realized and unrealized gains on investments	0.23		7.57		3.86	(B)	1.66		1.71	7.18
Total from investment operations	0.40		7.81		4.11		1.88		1.86	7.36
Distributions from:
Net investment income	—		(0.30)		(0.06)		(0.36)		(0.18)	(0.17)
Realized capital gains	—		—		—		—		(1.26)	—
Total distributions	—		(0.30)		(0.06)		(0.36)		(1.44)	(0.17)
Capital Contribution	—		—		—		0.16	(C)	—	—
Net asset value at end of period	$35.87		$35.47		$27.96		$23.91		$22.23	$21.81
Total return	1.13	%(D)	28.19%		17.24	%(B)	9.45	%(C)	9.86%	50.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$49,878		$30,446		$589		$29,879		$28,879	$31,166
Ratio to average net assets:
Net expenses	0.80	%(E)	0.80%		0.80%		0.80%		0.80%	0.80%
Gross expenses	0.91	%(E)	1.00%		1.16%		0.89%		0.95%	0.91%
Net investment income	0.96	%(E)	0.75%		1.06%		1.02%		0.75%	0.91%
Portfolio turnover rate	13	%(D)	27	%(F)	189%		99%		115%	318%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% and 0.75% for Class Y and Institutional Class, respectively.

(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone Growth Opportunities—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012	2011	2010
Net asset value at beginning of period	$32.61		$27.05	$25.64		$25.27	$20.88	$14.41
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.01	(0.01)		(0.16)	0.07	(0.03)
Net realized and unrealized gains on investments	1.14		6.91	3.35		0.53	4.44	6.50
Total from investment operations	1.11		6.92	3.34		0.37	4.51	6.47
Distributions from:
Net Investment Income	—		—	—		—	(0.12)	—
Realized capital gains	—		(1.36)	(1.93)		—	—	—
Total distributions	—		(1.36)	(1.93)		—	(0.12)	—
Net asset value at end of period	$33.72		$32.61	$27.05		$25.64	$25.27	$20.88
Total return(A)	3.44	%(B)	25.84%	14.08%		1.47%	21.71%	44.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$45,643		$47,552	$74,588		$62,274	$96,930	$32,182
Ratio to average net assets:
Net expenses	1.24	%(C)	1.22%	1.22%		1.21%	1.16%	1.24%
Gross expenses	1.40	%(C)	1.43%	1.37%		1.43%	1.50%	1.85%
Net investment income (loss)	(0.18	%)(C)	0.09%	(0.06%)		(0.52%)	0.10%	(0.22%)
Portfolio turnover rate	41	%(B)	79%	95	%(D)	204%	130%	100%

Touchstone Growth Opportunities Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012	2011	2010
Net asset value at beginning of period	$29.32		$24.62	$23.68		$23.50	$19.49	$13.55
Income (loss) from investment operations:
Net investment loss	(0.14)		(0.18)	(0.17)		(0.29)	(0.07)	(0.17)
Net realized and unrealized gains on investments	1.03		6.24	3.04		0.47	4.12	6.11
Total from investment operations	0.89		6.06	2.87		0.18	4.05	5.94
Distributions from:
Net Investment Income	—		—	—		—	(0.04)	—
Realized capital gains	—		(1.36)	(1.93)		—	—	—
Total distributions	—		(1.36)	(1.93)		—	(0.04)	—
Net asset value at end of period	$30.21		$29.32	$24.62		$23.68	$23.50	$19.49
Total return(A)	3.03	%(B)	24.92%	13.24%		0.77%	20.82%	43.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,361		$12,498	$10,375		$9,132	$10,592	$8,085
Ratio to average net assets:
Net expenses	1.99	%(C)	1.97%	1.97%		1.96%	1.93%	1.99%
Gross expenses	2.21	%(C)	2.25%	2.37%		2.45%	2.58%	2.63%
Net investment loss	(0.93	%)(C)	(0.66%)	(0.81%)		(1.27%)	(0.43%)	(0.96%)
Portfolio turnover rate	41	%(B)	79%	95	%(D)	204%	130%	100%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of the Acquired Fifth Third Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Growth Opportunities—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012	2011	2010
Net asset value at beginning of period	$32.97		$27.27	$25.80		$25.38	$20.94	$14.41
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.11	0.03		(0.05)	0.14	(—	)(A)
Net realized and unrealized gains on investments	1.15		6.96	3.40		0.47	4.45	6.53
Total from investment operations	1.18		7.07	3.43		0.42	4.59	6.53
Distributions from:
Net investment income	—		(0.01)	(0.03)		—	(0.15)	—
Realized capital gains	—		(1.36)	(1.93)		—	—	—
Total distributions	—		(1.37)	(1.96)		—	(0.15)	—
Net asset value at end of period	$34.15		$32.97	$27.27		$25.80	$25.38	$20.94
Total return	3.58	%(B)	26.23%	14.38%		1.66%	22.06%	45.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$101,505		$92,063	$35,354		$12,254	$2,947	$2,223
Ratio to average net assets:
Net expenses	0.91	%(C)	0.92%	0.96%		0.96%	0.93%	0.98%
Gross expenses	1.01	%(C)	1.03%	1.16%		1.42%	1.73%	3.73%
Net investment income (loss)	0.15	%(C)	0.39%	0.19%		(0.27%)	0.63%	(0.04%)
Portfolio turnover rate	41	%(B)	79%	95	%(D)	204%	130%	100%

Touchstone Growth Opportunities Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012	2011	2010
Net asset value at beginning of period	$33.18		$27.42	$25.92		$25.46	$20.98	$14.42
Income (loss) from investment operations:
Net Investment income (loss)	0.03		0.14	0.07		(0.03)	0.16	0.01
Net realized and unrealized gains on investments	1.17		7.01	3.41		0.49	4.48	6.55
Total from investment operations	1.20		7.15	3.48		0.46	4.64	6.56
Distributions from:
Net investment income	—		(0.03)	(0.05)		—	(0.16)	—
Realized capital gains	—		(1.36)	(1.93)		—	—	—
Total distributions	—		(1.39)	(1.98)		—	(0.16)	—
Net asset value at end of period	$34.38		$33.18	$27.42		$25.92	$25.46	$20.98
Total return	3.65	%(B)	26.34%	14.50%		1.81%	22.25%	45.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$120,818		$115,769	$93,800		$70,643	$56,381	$21,807
Ratio to average net assets:
Net expenses	0.86	%(C)	0.84%	0.84%		0.81%	0.75%	0.84%
Gross expenses	0.96	%(C)	0.98%	1.00%		1.06%	1.15%	1.49%
Net investment income (loss)	0.21	%(C)	0.47%	0.31%		(0.12%)	0.78%	0.15%
Portfolio turnover rate	41	%(B)	79%	95	%(D)	204%	130%	100%

(A)	Less than $0.005 per share.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of the Acquired Fifth Third Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone International Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September			Eight Months
	30,		Year Ended	Ended
	2014		March 31,	March 31,		Year Ended July 31,
	(Unaudited)		2014	2013(A)		2012		2011		2010		2009
Net asset value at beginning of period	$9.12		$7.62	$7.06		$8.42		$7.33		$7.24		$12.23
Income (loss) from investment operations:
Net investment income	0.15	(B)	0.24	0.06	(B)	0.14	(B)	0.17	(B)	0.14	(B)	0.20	(B)
Net realized and unrealized gains (losses) on investments	(0.26)		1.35	0.73		(1.30)		1.09		0.19		(3.59)
Total from investment operations	(0.11)		1.59	0.79		(1.16)		1.26		0.33		(3.39)
Distributions from:
Net investment income	—		(0.09)	(0.23)		(0.20)		(0.17)		(0.24)		(0.17)
Realized capital gains	—		—	—		—		—		—		(1.43)
Total distributions	—		(0.09)	(0.23)		(0.20)		(0.17)		(0.24)		(1.60)
Net asset value at end of period	$9.01		$9.12	$7.62		$7.06		$8.42		$7.33		$7.24
Total return(C)	(1.21	%)(D)	20.90%	11.15	%(D)	(13.67%)		17.17%		4.34%		(24.64%)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,191		$6,032	$6,394		$7,266		$10,258		$10,216		$11,754
Ratio to average net assets:
Net expenses	1.39	%(E)	1.37%	1.36	%(E)(F)	1.40	%(F)	1.42	%(F)	1.43	%(F)	1.47	%(F)
Gross expenses	1.87	%(E)	1.79%	2.22	%(E)	1.68%		1.61%		1.59%		1.59%
Net investment income	3.21	%(E)	2.32%	1.21	%(E)	2.00%		2.10%		1.87%		2.74%
Portfolio turnover rate	7	%(D)	31%	133	%(D)	121%		131%		137%		104%

Touchstone International Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September			Eight Months
	30,		Year Ended	Ended
	2014		March 31,	March 31,		Year Ended July 31,
	(Unaudited)		2014	2013(A)		2012		2011		2010		2009
Net asset value at beginning of period	$8.46		$7.10	$6.59		$7.85		$6.84		$6.79		$11.61
Income (loss) from investment operations:
Net investment income	0.11	(B)	0.15	0.02	(B)	0.08	(B)	0.10	(B)	0.08	(B)	0.14	(B)
Net realized and unrealized gains (losses) on investments	(0.24)		1.27	0.67		(1.21)		1.01		0.18		(3.42)
Total from investment operations	(0.13)		1.42	0.69		(1.13)		1.11		0.26		(3.28)
Distributions from:
Net investment income	—		(0.06)	(0.18)		(0.13)		(0.10)		(0.21)		(0.11)
Realized capital gains	—		—	—		—		—		—		(1.43)
Total distributions	—		(0.06)	(0.18)		(0.13)		(0.10)		(0.21)		(1.54)
Net asset value at end of period	$8.33		$8.46	$7.10		$6.59		$7.85		$6.84		$6.79
Total return(C)	(1.54	%)(D)	20.05%	10.53	%(D)	(14.37%)		16.23%		3.59%		(25.18%)
Ratios and supplemental data:
Net assets at end of period (000's)	$236		$216	$217		$169		$275		$310		$378
Ratio to average net assets:
Net expenses	2.14	%(E)	2.12%	2.11	%(E)(F)	2.15	%(F)	2.17	%(F)	2.18	%(F)	2.22	%(F)
Gross expenses	6.82	%(E)	6.04%	9.33	%(E)	2.43%		2.36%		2.34%		2.34%
Net investment income	2.46	%(E)	1.57%	0.46	%(E)	1.24%		1.28%		1.11%		2.01%
Portfolio turnover rate	7	%(D)	31%	133	%(D)	121%		131%		137%		104%

(A)	The Fund changed its fiscal year end from July 31 to March 31.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September			Eight Months
	30,		Year Ended	Ended
	2014		March 31,	March 31,		Year Ended July 31,
	(Unaudited)		2014	2013(A)(B)		2012		2011		2010		2009
Net asset value at beginning of period	$9.13		$7.62	$7.07		$8.44		$7.35		$7.25		$12.24
Income (loss) from investment operations:
Net investment income	0.17	(C)	0.19	0.07	(C)	0.16	(C)	0.18	(C)	0.16	(C)	0.22	(C)
Net realized and unrealized gains (losses) on investments	(0.27)		1.43	0.73		(1.31)		1.10		0.19		(3.59)
Total from investment operations	(0.10)		1.62	0.80		(1.15)		1.28		0.35		(3.37)
Distributions from:
Net investment income	—		(0.11)	(0.25)		(0.22)		(0.19)		(0.25)		(0.19)
Realized capital gains	—		—	—		—		—		—		(1.43)
Total distributions	—		(0.11)	(0.25)		(0.22)		(0.19)		(0.25)		(1.62)
Net asset value at end of period	$9.03		$9.13	$7.62		$7.07		$8.44		$7.35		$7.25
Total return	(1.10	%)(D)	21.32%	11.33	%(D)	(13.47%)		17.42%		4.61%		(24.36%)
Ratios and supplemental data:
Net assets at end of period (000's)	$36,999		$43,794	$31,527		$123,607		$176,521		$229,888		$233,968
Ratio to average net assets:
Net expenses	1.04	%(E)	1.04%	1.08	%(E)(F)	1.15	%(F)	1.17	%(F)	1.18	%(F)	1.22	%(F)
Gross expenses	1.30	%(E)	1.33%	1.51	%(E)	1.43%		1.36%		1.34%		1.34%
Net investment income	3.55	%(E)	2.65%	1.49	%(E)	2.27%		2.22%		2.18%		3.01%
Portfolio turnover rate	7	%(D)	31%	133	%(D)	121%		131%		137%		104%

Touchstone International Value Fund—Institutional Class
Selected Data for a Share Outstanding
Throughout Each Period

	Six Months
	Ended		Year
	September 30,		Ended	Period Ended
	2014		March 31,	March 31,
	(Unaudited)		2014	2013(B)(G)
Net asset value at beginning of period	$9.14		$7.62	$7.43
Income (loss) from investment operations:
Net investment income	0.17	(C)	0.28	0.08	(C)
Net realized and unrealized gains (losses) on investments	(0.26)		1.36	0.36
Total from investment operations	(0.09)		1.64	0.44
Distributions from:
Net investment income	—		(0.12)	(0.25)
Net asset value at end of period	$9.05		$9.14	$7.62
Total return	(0.99	%)(D)	21.51%	5.94	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$74,159		$83,628	$88,931
Ratio to average net assets:
Net expenses	0.99	%(E)	0.97%	0.96	%(E)
Gross expenses	1.27	%(E)	1.29%	1.36	%(E)
Net investment income	3.61	%(E)	2.72%	1.61	%(E)
Portfolio turnover rate	7	%(D)	31%	133	%(D)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.

(B)	The Fund changed its fiscal year end from July 31 to March 31.

(C)	The net investment income per share is based on average shares outstanding for the period.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2011	2010
Net asset value at beginning of period	$31.81		$28.74	$27.74		$24.95		$20.74	$14.73
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.02	0.11		0.02	(A)	(0.09)	(0.02)
Net realized and unrealized gains on investments	1.31		5.96	1.00		2.77		4.30	6.08
Total from investment operations	1.35		5.98	1.11		2.79		4.21	6.06
Distributions from:
Net investment income	—		(0.05)	(0.11)		—		—	(0.04)
Realized capital gains	—		(2.86)	—		—		—	(0.01)
Total distributions	—		(2.91)	(0.11)		—		—	(0.05)
Net asset value at end of period	$33.16		$31.81	$28.74		$27.74		$24.95	$20.74
Total return(B)	4.25	%(C)	21.27%	4.05%		11.18%		20.30%	41.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$279,729		$287,813	$286,572		$238,488		$291,827	$334,465
Ratio to average net assets:
Net expenses	1.25	%(D)	1.23%	1.22%		1.25%		1.25%	1.25%
Gross expenses	1.28	%(D)	1.29%	1.32%		1.35%		1.36%	1.37%
Net investment income (loss)	0.23	%(D)	0.06%	0.47%		0.08%		(0.36%)	(0.29%)
Portfolio turnover rate	60	%(C)	92%	109	%(E)	91%		76%	83%

Touchstone Large Cap Growth Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2011	2010
Net asset value at beginning of period	$30.08		$27.41	$26.47		$23.85		$19.93	$14.22
Income (loss) from investment operations:
Net investment income (loss)	(0.08	)(A)	(0.19)	0.01		(0.03	)(A)	(0.20)	(0.44)
Net realized and unrealized gains on investments	1.24		5.72	0.93		2.65		4.12	6.15
Total from investment operations	1.16		5.53	0.94		2.62		3.92	5.71
Distributions from:
Realized capital gains	—		(2.86)	—		—		—	—
Net asset value at end of period	$31.24		$30.08	$27.41		$26.47		$23.85	$19.93
Total return(B)	3.86	%(C)	20.62%	3.55%		10.99%		19.67%	40.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,199		$3,671	$6,671		$10,949		$13,467	$14,897
Ratio to average net assets:
Net expenses	2.00	%(D)	1.79%	1.68%		1.45%		1.74%	2.00%
Gross expenses	2.20	%(D)	1.79%	1.68%		1.45%		1.83%	2.29%
Net investment income (loss)	(0.52	)%(D)	(0.50%)	0.00	%(F)	(0.12%)		(0.85%)	(1.05%)
Portfolio turnover rate	60	%(C)	92%	109	%(E)	91%		76%	83%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fifth Third Fund. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than 0.005%.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2011	2010
Net asset value at beginning of period	$29.72		$27.17	$26.31		$23.84		$19.97	$14.25
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.21)	(0.08)		(0.16	)(A)	(0.27)	(0.22)
Net realized and unrealized gains on investments	1.24		5.62	0.94		2.63		4.14	5.94
Total from investment operations	1.15		5.41	0.86		2.47		3.87	5.72
Distributions from:
Realized capital gains	—		(2.86)	—		—		—	—
Net asset value at end of period	$30.87		$29.72	$27.17		$26.31		$23.84	$19.97
Total return(B)	3.87	%(C)	20.35%	3.27%		10.36%		19.38%	40.14%
Ratios and supplemental data:
Net assets at end of period (000's)	$109,314		$111,631	$107,572		$116,350		$127,172	$142,179
Ratio to average net assets:
Net expenses	2.00	%(D)	1.98%	1.97%		2.00%		2.00%	2.00%
Gross expenses	2.02	%(D)	2.04%	2.08%		2.09%		2.13%	2.16%
Net investment loss	(0.52	)%(D)	(0.69)%	(0.28%)		(0.67%)		(1.11%)	(1.05%)
Portfolio turnover rate	60	%(C)	92%	109	%(E)	91%		76%	83%

Touchstone Large Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2011	2010
Net asset value at beginning of period	$32.23		$29.07	$28.09		$25.19		$20.89	$14.84
Income (loss) from investment operations:
Net investment income (loss)	0.08	(A)	0.09	0.18		0.09	(A)	(0.02)	(0.01)
Net realized and unrealized gains on investments	1.33		6.06	1.00		2.81		4.32	6.17
Total from investment operations	1.41		6.15	1.18		2.90		4.30	6.16
Distributions from:
Net investment income	—		(0.13)	(0.20)		—		—	(0.10)
Realized capital gains	—		(2.86)	—		—		—	(0.01)
Total distributions	—		(2.99)	(0.20)		—		—	(0.11)
Net asset value at end of period	$33.64		$32.23	$29.07		$28.09		$25.19	$20.89
Total return	4.38	%(C)	21.62%	4.32%		11.47%		20.58%	41.53%
Ratios and supplemental data:
Net assets at end of period (000's)	$396,221		$577,708	$523,413		$385,411		$331,733	$352,847
Ratio to average net assets:
Net expenses	0.99	%(D)	0.97%	0.96%		0.99%		0.99%	0.99%
Gross expenses	1.03	%(D)	1.05%	1.08%		1.14%		1.13%	1.06%
Net investment income (loss)	0.49	%(D)	0.32%	0.72%		0.34%		(0.10%)	(0.06%)
Portfolio turnover rate	60	%(C)	92%	109	%(E)	91%		76%	83%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fifth Third Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$26.50		$23.61	$22.41	$24.91	$20.18	$12.95
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.05)	(0.16)	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	0.50		5.74	2.71	(1.05)	4.76	7.26
Total from investment operations	0.45		5.64	2.66	(1.21)	4.73	7.23
Distributions from:
Realized capital gains	—		(2.75)	(1.46)	(1.29)	—	—
Net asset value at end of period	$26.95		$26.50	$23.61	$22.41	$24.91	$20.18
Total return(A)	1.66	%(B)	24.82%	12.73%	(3.68%)	23.44%	55.83%
Ratios and supplemental data:
Net assets at end of period (000's)	$236,667		$308,316	$299,834	$330,808	$584,089	$583,543
Ratio to average net assets:
Net expenses	1.36	%(C)	1.38%	1.40%	1.40%	1.47%	1.50%
Gross expenses	1.36	%(C)	1.38%	1.40%	1.40%	1.47%	1.51%
Net investment loss	(0.31	%)(C)	(0.41%)	(0.21%)	(0.79%)	(0.13%)	(0.15%)
Portfolio turnover rate	32	%(B)	79%	70%	64%	99%	62%

Touchstone Mid Cap Growth Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$20.82		$19.12	$18.48	$20.89	$16.98	$10.98
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.19)	(0.12)	(0.48)	(0.10)	(0.16)
Net realized and unrealized gains (losses) on investments	0.40		4.64	2.22	(0.64)	4.01	6.16
Total from investment operations	0.31		4.45	2.10	(1.12)	3.91	6.00
Distributions from:
Realized capital gains	—		(2.75)	(1.46)	(1.29)	—	—
Net asset value at end of period	$21.13		$20.82	$19.12	$18.48	$20.89	$16.98
Total return(A)	1.49	%(B)	24.36%	12.41%	(3.99%)	23.03%	54.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,616		$4,709	$5,880	$10,681	$23,376	$32,762
Ratio to average net assets:
Net expenses	1.78	%(C)	1.73%	1.72%	1.59%	1.77%	2.25%
Gross expenses	1.78	%(C)	1.73%	1.72%	1.59%	1.82%	2.38%
Net investment loss	(0.73	%)(C)	(0.76%)	(0.52%)	(0.97%)	(0.43%)	(0.90%)
Portfolio turnover rate	32	%(B)	79%	70%	64%	99%	62%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$20.39		$18.84	$18.31	$20.81	$17.00	$10.99
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.22)	(0.18)	(0.36)	(0.17)	(0.14)
Net realized and unrealized gains (losses) on investments	0.38		4.52	2.17	(0.85)	3.98	6.15
Total from investment operations	0.27		4.30	1.99	(1.21)	3.81	6.01
Distributions from:
Realized capital gains	—		(2.75)	(1.46)	(1.29)	—	—
Net asset value at end of period	$20.66		$20.39	$18.84	$18.31	$20.81	$17.00
Total return(A)	1.33	%(B)	23.90%	11.90%	(4.43%)	22.41%	54.69%
Ratios and supplemental data:
Net assets at end of period (000's)	$143,838		$149,927	$141,485	$162,693	$223,376	$218,413
Ratio to average net assets:
Net expenses	2.08	%(C)	2.11%	2.15%	2.17%	2.24%	2.25%
Gross expenses	2.08	%(C)	2.11%	2.15%	2.17%	2.27%	2.31%
Net investment loss	(1.03	%)(C)	(1.14%)	(0.95%)	(1.56%)	(0.90%)	(0.90%)
Portfolio turnover rate	32	%(B)	79%	70%	64%	99%	62%

Touchstone Mid Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$27.00		$23.93	$22.63	$25.07	$20.27	$12.96
Income (loss) from investment operations:
Net investment income (loss)	(—	)(D)	(0.05)	0.01	(0.10)	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.49		5.87	2.75	(1.05)	4.79	7.30
Total from investment operations	0.49		5.82	2.76	(1.15)	4.80	7.31
Distributions from:
Realized capital gains	—		(2.75)	(1.46)	(1.29)	—	—
Net asset value at end of period	$27.49		$27.00	$23.93	$22.63	$25.07	$20.27
Total return	1.85	%(B)	25.17%	13.05%	(3.42%)	23.68%	56.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$308,096		$263,578	$164,267	$123,593	$47,470	$26,162
Ratio to average net assets:
Net expenses	1.06	%(C)	1.07%	1.16%	1.11%	1.24%	1.25%
Gross expenses	1.06	%(C)	1.07%	1.16%	1.11%	1.24%	1.26%
Net investment income (loss)	(0.00	%)(C)(E)	(0.11%)	0.04%	(0.49%)	0.05%	0.14%
Portfolio turnover rate	32	%(B)	79%	70%	64%	99%	62%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.
(E)	Less than 0.005%.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	September					Ended
	30, 2014		Year Ended March 31,			March 31,
	(Unaudited)		2014		2013	2012(A)
Net asset value at beginning of period	$27.10		$23.99		$22.65	$25.30
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03		0.04	(0.03)
Net realized and unrealized gains (losses) on investments	0.50		5.83		2.76	(1.33)
Total from investment operations	0.51		5.86		2.80	(1.36)
Distributions from:
Realized capital gains	—		(2.75)		(1.46)	(1.29)
Net asset value at end of period	$27.61		$27.10		$23.99	$22.65
Total return	1.88	%(B)	25.32%		13.23%	(4.22	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$53,073		$35,097		$38,821	$25,550
Ratio to average net assets:
Net expenses	0.97	%(C)	0.97%		0.98%	1.03	%(C)
Gross expenses	0.97	%(C)	0.97%		0.98%	1.17	%(C)
Net investment income (loss)	0.09	%(C)	(0.00	%)(D)	0.21%	(0.41	%)(C)
Portfolio turnover rate	32	%(B)	79%		70%	64%

(A)	Represents the period from commencement of operations (April 1, 2011) through March 31, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than 0.005%.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	September 30,
	2014
	(Unaudited)(A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	—	(B)
Net realized and unrealized gains on investments	0.28
Total from investment operations	0.28
Net asset value at end of period	$10.28
Total return	2.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,284
Ratio to average net assets:
Net expenses	1.49	%(D)
Gross expenses	2.10	%(D)
Net investment income	0.16	%(D)
Portfolio turnover rate	12	%(C)

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	September 30,
	2014
	(Unaudited)(A)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.27
Total from investment operations	0.28
Net asset value at end of period	$10.28
Total return	2.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$54,215
Ratio to average net assets:
Net expenses	1.39	%(D)
Gross expenses	1.83	%(D)
Net investment income	0.27	%(D)
Portfolio turnover rate	12	%(C)

(A)	Represents the period from commencement of operations (May 9, 2014) through September 30, 2014.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

56

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight Months
September	Year Ended	Ended
30,2014	March 31,	March 31,	Year Ended July 31,
(Unaudited)	2014	2013(A)	2012	2011	2010	2009
Net asset value at beginning of period	$5.24	$4.84	$4.25	$4.24	$3.63	$3.01	$3.49
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.01)	—	(B)(C)	(—	)(B)(C)	(0.01	)(B)	(0.01	)(B)	0.01	(B)
Net realized and unrealized gains (losses) on investments	(0.03)	1.02	0.85	0.01	0.62	0.63	(0.47)
Total from investment operations	(0.07)	1.01	0.85	0.01	0.61	0.62	(0.46)
Distributions from:
Net investment income	—	—	(0.02)	—	—	—	(0.01)
Realized capital gains	—	(0.61)	(0.24)	—	—	—	(0.01)
Total distributions	—	(0.61)	(0.26)	—	—	—	(0.02)
Net asset value at end of period	$5.17	$5.24	$4.84	$4.25	$4.24	$3.63	$3.01
Total return(D)	(1.34	%)(E)	22.63%	20.93	%(E)	0.24%	16.80%	20.60%	(13.18%)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,682	$35,303	$14,243	$15,010	$18,117	$11,649	$7,497
Ratio to average net assets:
Net expenses	1.44	%(F)	1.45%	1.60	%(F)	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.67	%(F)	1.81%	2.13	%(F)	2.01%	1.96%	2.07%	2.14%
Net investment income (loss)	(0.98	%)(F)	(0.48%)	0.15	%(F)	(0.07%)	(0.33%)	(0.41%)	0.40%
Portfolio turnover rate	38	%(E)	195	%(G)	45	%(E)(H)	48%	59%	56%	46%

Touchstone Small Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended				Eight Months
	September		Year Ended		Ended
	30, 2014		March 31,		March 31,		Year Ended July 31,
	(Unaudited)		2014		2013(A)		2012		2011		2010		2009
Net asset value at beginning of period	$4.45		$4.22		$3.75		$3.77		$3.25		$2.72		$3.17
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.04)		(0.02	)(B)	(0.03	)(B)	(0.04	)(B)	(0.04	)(B)	(0.01	)(B)
Net realized and unrealized gains (losses) on investments	(0.05)		0.88		0.74		0.01		0.56		0.57		(0.43)
Total from investment operations	(0.08)		0.84		0.72		(0.02)		0.52		0.53		(0.44)
Distributions from:
Net investment income	—		—		(0.01)		—		—		—		—
Realized capital gains	—		(0.61)		(0.24)		—		—		—		(0.01)
Total distributions	—		(0.61)		(0.25)		—		—		—		(0.01)
Net asset value at end of period	$4.37		$4.45		$4.22		$3.75		$3.77		$3.25		$2.72
Total return(D)	(1.80	%)(E)	21.85%		20.17	%(E)	(0.53%)		16.00%		19.49%		(13.75%)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,838		$7,429		$3,509		$3,830		$5,563		$2,876		$1,446
Ratio to average net assets:
Net expenses	2.19	%(F)	2.20%		2.35	%(F)	2.35%		2.35%		2.35%		2.35%
Gross expenses	2.52	%(F)	2.65%		3.16	%(F)	2.76%		2.71%		2.82%		2.88%
Net investment loss	(1.73	%)(F)	(1.23%)		(0.60	%)(F)	(0.82%)		(1.10%)		(1.17%)		(0.35%)
Portfolio turnover rate	38	%(E)	195	%(G)	45	%(E)(H)	48%		59%		56%		46%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

57

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September	Eight Months
30,	Year Ended	Ended
2014	March 31,	March 31,	Year Ended July 31,
(Unaudited)	2014	2013(A)(B)	2012	2011	2010	2009
Net asset value at beginning of period	$5.78	$5.27	$4.61	$4.58	$3.92	$3.24	$3.75
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.01	(C)	0.01	(C)	—	(C)(D)	(0.01	)(C)	0.02	(C)
Net realized and unrealized gains (losses) on investments	(0.06)	1.13	0.92	0.02	0.66	0.69	(0.51)
Total from investment operations	(0.07)	1.12	0.93	0.03	0.66	0.68	(0.49)
Distributions from:
Net investment income	—	—	(0.03)	—	—	—	(0.01)
Realized capital gains	—	(0.61)	(0.24)	—	—	—	(0.01)
Total distributions	—	(0.61)	(0.27)	—	—	—	(0.02)
Net asset value at end of period	$5.71	$5.78	$5.27	$4.61	$4.58	$3.92	$3.24
Total return	(1.21	%)(E)	22.88%	20.94	%(E)	0.66%	16.84%	20.99%	(12.86%)
Ratios and supplemental data:
Net assets at end of period (000's)	$101,717	$37,030	$18,123	$23,232	$26,317	$21,195	$17,394
Ratio to average net assets:
Net expenses	1.19	%(F)	1.20%	1.35	%(F)	1.35%	1.35%	1.35%	1.35%
Gross expenses	1.37	%(F)	1.50%	1.77	%(F)	1.76%	1.71%	1.82%	1.89%
Net investment income (loss)	(0.73	%)(F)	(0.23%)	0.40	%(F)	0.17%	(0.08%)	(0.16%)	0.64%
Portfolio turnover rate	38	%(E)	195	%(G)	45	%(E)(H)	48%	59%	56%	46%

Touchstone Small Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year
	September 30,		Ended		Period Ended
	2014		March 31,		March 31,
	(Unaudited)		2014		2013(B)(I)
Net asset value at beginning of period	$5.80		$5.28		$4.92
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(—	)(D)	0.02	(C)
Net realized and unrealized gains (losses) on investments	(0.05)		1.13		0.61
Total from investment operations	(0.07)		1.13		0.63
Distributions from:
Net investment income	—		—		(0.03)
Realized capital gains	—		(0.61)		(0.24)
Total distributions	—		(0.61)		(0.27)
Net asset value at end of period	$5.73		$5.80		$5.28
Total return	(1.21	%)(E)	23.04%		13.56	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$9,497		$12,372		$3
Ratio to average net assets:
Net expenses	1.04	%(F)	1.04%		1.25	%(F)
Gross expenses	1.29	%(F)	1.40%		945.43	%(F)
Net investment income (loss)	(0.58	%)(F)	(0.07%)		0.50	%(F)
Portfolio turnover rate	38	%(E)	195	%(G)	45	%(E)(H)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Less than $0.005 per share.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.
(I)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

58

Notes to Financial Statements

September 30, 2014 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following eight funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone International Value Fund (“International Value Fund”)

Touchstone Large Cap Growth Fund (“Large Cap Growth Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”) Touchstone Small Cap Growth Fund (“Small Cap Growth Fund”)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund, the Large Cap Growth Fund, and the Sands Capital Emerging Markets Growth Fund, each of which is non-diversified.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class B	Class C	Class Y	Class
Flexible Income Fund	X	—	X	X	X
Focused Fund	X	—	X	X	X
Growth Opportunities Fund	X	—	X	X	X
International Value Fund	X	—	X	X	X
Large Cap Growth Fund	X	X	X	X	—
Mid Cap Growth Fund	X	X	X	X	X
Sands Capital Emerging Markets Growth Fund	—	—	—	X	X
Small Cap Growth Fund	X	—	X	X	X

Class B shares are closed to new investors and subsequent purchases. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value.The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

59

Notes to Financial Statements (Unaudited) (Continued)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Flexible Income Fund held Level 3 categorized securities during the period ended September 30, 2014. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was

60

Notes to Financial Statements (Unaudited) (Continued)

determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies — Certain Funds invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Funds’ fees and expenses.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at

61

Notes to Financial Statements (Unaudited) (Continued)

the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of September 30, 2014, the Flexible Income Fund held written options with a fair value of $17,800 and had securities with a fair value of $731,120 held as collateral and cash collateral of $5,865 for written options. The Fund did not hold any purchased options as of September 30, 2014.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2014, the Flexible Income Fund held future contracts as shown on the Portfolio of Investments and had cash in the amount of $470,452 held as collateral for future contracts.

Swap Contracts — The Flexible Income Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated, structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes, or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares

62

Notes to Financial Statements (Unaudited) (Continued)

bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of theTouchstone Funds intends to trade above the de minimis limitation, and the Flexible Income Fund’s investment advisor has claimed an exclusion from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC as a commodity trading advisor.

As of September 30, 2014, the Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

63

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended September 30, 2014, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting).These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

64

Notes to Financial Statements (Unaudited) (Continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of September 30, 2014, the derivative assets and liabilities (by type) on a gross basis were as follows:

	Assets	Liabilities
Flexible Income Fund
Forward Foreign Currency Contracts	$634,965	$(115,491)
Written Options	—	(17,800)
Futures Contracts	154,595	(374,090)

The following table presents the Flexible Income Fund’s derivative assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of September 30, 2014:

	Gross Amount of	Gross Amount Available	Non-Cash	Cash
	Recognized	for Offset in Statement	Collateral	Collateral
	Assets	of Assets and Liabilities	Pledged	Pledged	Net Amount(A)
Flexible Income Fund
Forward Foreign
Currency Contracts(B)	$634,965	$(114,591)	$—	$—	$520,374
Futures(C)	154,595	(154,595)	—	—	—

The following table presents the Flexible Income Fund’s derivative liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2014:

	Gross Amount of	Gross Amount Available	Non-Cash	Cash
	Recognized	for Offset in Statement	Collateral	Collateral
	Liabilities	of Assets and Liabilities	Pledged	Pledged	Net Amount(D)
Flexible Income Fund
Forward Foreign Currency Contracts(B)	$115,491	$(115,491)	$—	$—	$—
Futures(C)	374,090	(154,595)	—	(219,495)	—
Written Options(F)	17,800	—	(11,935)	(5,865)	—

(A)	Net amount represents the net amount receivable from the counterparty in the event of default.

(B)	BNY ConvergEx is the counterparty.

(C)	Morgan Stanley is the counterparty.

(D)	Net amount represents the net amount payable due to the counterparty in the event of default.

(E)	Susquehanna is the counterparty.

65

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2014:

Fair Value of Derivative Investments
As of September 31, 2014
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Exchange Contracts*	$634,965	$(115,491)
	Futures - Interest Rate Contracts**	41,210	—
	Futures - Commodity Contracts**	(260,705)	—
	Written Options - Equity Contracts***	—	(17,800)
Sands Capital Emerging Markets Growth Fund	Low Exercise Price Options - Equity Contracts****	18,731,054	—

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

** Statements of Assets and Liabilities Location: Payable/Receivable for variation margin for futures contracts. Only current day’s variation margin is reported within the payables/receivable of the Statement of Assets and Liabilities. Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

*** Statements of Assets and Liabilities Location: Written options, at market value.

**** Statements of Assets and Liabilities Location: Non-affiliated securities, at market value.

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2014:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended September 31, 2014
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Forward - Foreign Currency Exchange Contracts*	$376,859	$635,536
	Futures - Interest Rate Contracts**	(613,148)	71,210
	Futures - Commodity Contracts	—	(260,705)
	Purchased Options - Equity Contracts***	(227,349)	—
	Written Options - Equity Contracts****	257,559	(5,480)
Sands Capital Emerging Markets Growth Fund	Low Exercise Price Options - Equity Contracts***	330,138	541,923

* Statements of Operations Location: Net realized losses on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

*** Statements of Operations Location: Net realized gains from non-affiliated securities and change in unrealized appreciation (depreciation) on non-affiliated securities, respectively.

**** Statements of Operations Location: Net realized gains on written options and change in unrealized depreciation on written options, respectively.

66

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended September 30, 2014, the average quarterly balance of outstanding value of derivative financial instruments were as follows:

		Sands Capital
		Emerging
	Flexible	Markets
	Income	Growth
	Fund	Fund
Equity contracts:
Purchased Options - Cost	$76,027	$—
Written Options - Proceeds	$97,781	$—
Low Exercise Price Options - Cost	$—	$7,303,353
Interest rate contracts:
Futures - Average notional value	$51,160,397	$—
Foreign currency exchange contracts:
Average number of contracts	8	—
Average U.S. dollar amount purchased	$17,344,614	$—
Average U.S. dollar amount sold	$6,094,341	$—

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of September 30, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
	Loaned	Received
Flexible Income Fund	$4,855,469	$4,994,244
Focused Fund	43,288,078	44,712,455
Growth Opportunities Fund	2,650,272	2,806,684
International Value Fund	1,631,036	1,684,987
Mid Cap Growth Fund	10,813,720	11,178,421
Small Cap Growth Fund	9,255,583	10,076,037

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

67

Notes to Financial Statements (Unaudited) (Continued)

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes B, C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Class B shares of the Funds are subject to a CDSC of 5.00% in the event of a shareholder redemption within a one-year period of purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. Additionally, Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issues discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in Underlying Funds is affected by the timing of dividend declarations by those Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

68

Notes to Financial Statements (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2014:

	Flexible		Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Purchases of investment securities	$105,536,412	$193,233,500	$110,127,737	$8,131,356
Proceeds from sales and maturities	$162,783,708	$134,605,761	$118,196,293	$24,427,531

			Sand
			Capital
			Emerging
	Large Cap	Mid Cap	Markets	Small Cap
	Growth	Growth	Growth	Growth
	Fund	Fund	Fund	Fund
Purchases of investment securities	$567,460,111	$230,392,422	$90,937,572	$93,878,888
Proceeds from sales and maturities	$802,728,529	$276,839,115	$6,637,245	$42,991,502

For the six months ended September 30, 2014, purchases and proceeds from sales and maturities in U.S. Government Securities were $107,451,400 and $96,526,289 for the Flexible Income Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $47,845 for the six months ended September 30, 2014.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Flexible Income Fund	0.70% on the first $500 million
0.60% on such assets in excess of $500 million

69

Notes to Financial Statements (Unaudited) (Continued)

Focused Fund	0.70% on the first $100 million
0.65% of the next $400 million
0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% on such assets in excess of $1 billion
International Value Fund	1.00%
Large Cap Growth Fund	0.75% on the first $200 million
0.70% of the next $800 million
0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.15%
Small Cap Growth Fund	1.00% on the first $300 million
0.95% on such assets in excess of $300 million

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Apex Capital Management, Inc.	Navellier & Associates, Inc.
Small Cap Growth Fund	Large Cap Growth Fund
Barrow, Hanley, Mewhinney & Strauss, LLC	Sands Capital Management, LLC
International Value Fund	Sands Capital Emerging Markets Growth Fund
ClearArc Capital, Inc.	Westfield Capital Management Company, L.P.
Flexible Income Fund	Growth Opportunities Fund
Fort Washington Investment Advisors, Inc.*	Mid Cap Growth Fund
Focused Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”; if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and to reimburse expenses in order to maintain expense limitations for the Funds:

					Institutional
	Class A	Class B	Class C	Class Y	Class
Flexible Income Fund	1.09%	—	1.84%	0.84%	0.74%
Focused Fund	1.20%	—	1.95%	0.95%	0.80%
Growth Opportunities Fund*	1.24%	—	1.99%	0.99%	0.89%
International Value Fund	1.39%	—	2.14%	1.14%	0.99%
Large Cap Growth Fund	1.25%	2.00%	2.00%	0.99%	—
Mid Cap Growth Fund**	1.39%	2.14%	2.14%	1.14%	0.99%
Sands Capital Emerging Markets
Growth Fund	—	—	—	1.49%	1.39%
Small Cap Growth Fund	1.44%	—	2.19%	1.19%	1.04%

70

Notes to Financial Statements (Unaudited) (Continued)

*Prior to July 29, 2014, the expense limitation for Classes A, C, Y, and Institutional Class shares were 1.24%, 1.99%, 0.99% and 0.84%, respectively.

**Prior to July 29, 2014, the expense limitation for Classes A, B, C, Y, and Institutional Class shares were 1.43%, 2.18%, 2.18%, 1.18% and 1.03%, respectively.

These expense limitations will remain in effect for all Funds through at least July 29, 2015.

During the six months ended September 30, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Other Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Flexible Income Fund	$11,124	$203,942	$26,123	$241,189
Focused Fund	—	272,689	162,706	435,395
Growth Opportunities Fund	—	124,167	32,328	156,495
International Value Fund	66,940	102,383	20,307	189,630
Large Cap Growth Fund	—	—	156,980	156,980
Sands Capital Emerging Markets Growth Fund	45,875	34,654	21,843	102,372
Small Cap Growth Fund	16,612	95,499	15,785	127,896

Effective September 10, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of waiver or reimbursement. As of September 30, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration
	March 31,	March 31,	March 31,
Fund	2016	2017	2018	Total
Flexible Income Fund	$560,578	$772,157	$219,536	$1,552,271
Focused Fund	590,230	712,383	284,676	1,587,289
Growth Opportunities Fund	178,636	317,974	133,070	629,680
International Value Fund	258,059	397,344	181,296	836,699
Large Cap Growth Fund	390,044	432,998	101,418	924,460
Small Cap Growth Fund	53,106	180,962	115,609	349,677

For the six months ended September 30, 2014, the Advisor may recoup fees subject to Board approval, from the Small Cap Growth Fund of $3,270.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding

71

Notes to Financial Statements (Unaudited) (Continued)

Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $17 per sub-account maintained by the intermediary. The Funds currently only reimburse the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B plan, each Fund offering Class B shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class B shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended September 30, 2014:

Fund	Amount
Flexible Income Fund	$4,660
Focused Fund	20,920
Growth Opportunities Fund	2,157
International Value Fund	550
Large Cap Growth Fund	14,650
Mid Cap Growth Fund	17,527
Small Cap Growth Fund	3,447

72

Notes to Financial Statements (Unaudited) (Continued)

In addition, the Underwriter collected CDSC on the redemption of Classes A, B, and C shares of the Funds listed below during the six months ended September 30, 2014:

Fund	Class A	Class B	Class C
Flexible Income Fund	$—	$—	$893
Focused Fund	—	—	484
Growth Opportunities Fund	—	—	127
Large Cap Growth Fund	—	5	365
Mid Cap Growth Fund	—	5	319

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended September 30, 2014, is as follows:

	Share Activity
	Balance			Balance		Value
Fund	03/31/14	Purchases	Sales	09/30/14	Dividends	09/30/14
Flexible Income Fund	2,507,785	57,604,518	(54,893,610)	5,218,693	$49,085	$5,218,693
Focused Fund	39,213,944	108,436,318	(97,349,808)	50,300,454	2,500	50,300,454
Growth Opportunities Fund	2,639,703	58,672,678	(47,950,302)	13,362,079	176	13,362,079
International Value Fund	1,265,134	15,980,155	(11,820,024)	5,425,265	81	5,425,265
Large Cap Growth Fund	11,965,055	272,214,895	(267,722,448)	16,457,502	651	16,457,502
Mid Cap Growth Fund	8,029,360	178,973,864	(161,285,713)	25,717,511	1,121	25,717,511
Sands Capital Emerging Markets Growth Fund	—	65,615,570	(60,524,661)	5,090,909	182	5,090,909
Small Cap Growth Fund	4,787,968	42,203,513	(40,557,378)	6,434,103	272	6,434,103

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

73

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid are as follows:

		Flexible
		Income Fund		Focused Fund
		Eight Months
	Year Ended	Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	July 31,	March 31,	March 31,
	2014	2013	2012	2014	2013
From ordinary income	$12,579,476	$8,931,021	$10,351,922	$5,340,485	$1,158,632
From long-term capital gains	—	—	—	—	—
	$12,579,476	$8,931,021	$10,351,922	$5,340,485	$1,158,632

	Growth			International
	Opportunities Fund			Value Fund
				Eight Months
	Year Ended	Year Ended	Year Ended	Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	July 31,
	2014	2013	2014	2013	2012
From ordinary income	$740,475	$13,520,246	$1,538,572	$3,533,117	$4,727,748
From long-term capital gains	10,193,027	—	—	—	—
	$10,933,502	$13,520,246	$1,538,572	$3,533,117	$4,727,748

	Large Cap		Mid Cap		Small Cap
	Growth Fund		Growth Fund		Growth Fund
						Eight
						Months
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	July 31,
	2014	2013	2014	2013	2014	2013	2012
From ordinary income	$14,481,879	$4,798,981	$14,379,637	$5,551,913	$1,065,782	$172,176	$—
From long-term capital gains	71,760,218	—	61,442,947	35,848,435	5,236,442	1,906,955	—
	$86,242,097	$4,798,981	$75,822,584	$41,400,348	$6,302,224	$2,079,131	$—

The following information is computed on a tax basis for each item as of March 31, 2014:

	Flexible		Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$232,751,741	$871,345,404	$209,015,972	$118,529,780
Gross unrealized appreciation	9,032,238	194,086,958	59,872,484	19,916,978
Gross unrealized depreciation	(6,081,024)	(2,782,478)	(2,427,202)	(2,772,689)
Net unrealized appreciation on investments	2,951,214	191,304,480	57,445,282	17,144,289
Net unrealized appreciation (depreciation) on
future contracts, foreign currency
contracts and translation of other assets and liabilities
denominated in foreign currency	10,817	—	—	4,641
Accumulated capital and other losses	(15,470,309)	(63,404,702)	(5,325,925)	(122,251,093)
Other temporary differences	(576,777)	—	—	—
Undistributed ordinary income	518,813	4,384,888	—	3,787,180
Undistributed capital gains	—	—	143,634	—
Accumulated earnings (deficit)	$(12,566,242)	$132,284,666	$52,262,991	$(101,314,983)

74

Notes to Financial Statements (Unaudited) (Continued)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
	Fund	Fund	Fund
Tax cost of portfolio investments	$798,859,666	$618,372,147	$88,955,720
Gross unrealized appreciation	240,029,904	151,221,226	11,621,083
Gross unrealized depreciation	(16,739,351)	(3,565,372)	(1,478,824)
Net unrealized appreciation on investments	223,290,553	147,655,854	10,142,259
Accumulated capital and other losses	—	—	(2,427,249)
Undistributed ordinary income	2,912,353	16,331,591	2,738,611
Undistributed capital gains	45,605,072	37,065,126	—
Accumulated earnings (deficit)	$271,807,978	$201,052,571	$10,453,621

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment companies (“PFIC”), preferred securities and differences in tax character of income received from underlying investments.

As of March 31, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

						No	No
	Short Term Expiring On					Expiration	Expiration
Fund	2017		2018		2019	Short Term *	Long Term *	Total
Flexible Income Fund	$—		$5,269,097		$10,201,212	$—	$—	$15,470,309
Focused Fund	63,404,702		—		—	—	—	63,404,702
Growth Opportunities Fund	4,662,931	**	662,994	**	—	—	—	5,325,925
International Value Fund	49,777,567		70,912,135		—	1,561,391	—	122,251,093
Small Cap Growth Fund	2,427,249	**	—		—	—	—	2,427,249

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act are effective for each fiscal year ended for the Funds beginning April 1, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** Utilization maybe limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2014, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) of follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$276,195,342	$6,528,530	$(7,460,096)	$(931,566)
Focused Fund	964,049,155	188,427,175	(25,696,889)	162,730,286
Growth Opportunities Fund	234,558,255	49,763,738	(3,134,432)	46,629,306
International Value Fund	109,227,500	14,961,223	(4,250,670)	10,710,553
Large Cap Growth Fund	672,825,102	137,924,457	(17,735,300)	120,189,157
Mid Cap Growth Fund	646,912,351	124,472,527	(11,907,224)	112,565,303
Sands Capital Emerging Markets Growth
Fund	89,474,131	2,701,086	(4,896,452)	(2,195,366)
Small Cap Growth Fund	148,044,341	10,598,158	(5,442,028)	5,156,130

75

Notes to Financial Statements (Unaudited) (Continued)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2010 through March 31, 2014) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s net asset value.

76

Notes to Financial Statements (Unaudited) (Continued)

10. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

11. Fund Mergers

Focused Fund:

At a meeting held on February 21, 2013, the Board approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of the Touchstone Focused Equity Fund, a series of Touchstone Funds Group Trust, to the Touchstone Focused Fund, a series of the Trust. The merger took place on May 17, 2013.

				After
	Before Reorganization			Reorganization
	Touchstone
	Focused		Touchstone	Touchstone
	Equity		Focused	Focused
	Fund		Fund	Fund
Class A
Shares	4,327,516	(A)	675,503	5,003,019
Net Assets	$125,354,407		$19,567,121	$144,921,528
Net Asset Value	$28.97	(A)	$28.97	$28.97
Class C
Shares	24,433	(B)	5,930	30,363
Net Assets	$701,039		$170,147	$871,186
Net Asset Value	$28.69	(B)	$28.69	$28.69
Class Y
Shares	215,356	(C)	20,691,506	20,906,862
Net Assets	$6,308,617		$606,136,778	$612,445,395
Net Asset Value	$29.29	(C)	$29.29	$29.29
Institutional Class
Shares	966,069	(D)	19,411	985,480
Net Assets	$28,372,347		$570,075	$28,942,422
Net Asset Value	$29.37	(D)	$29.37	$29.37
Fund Total
Shares Outstanding	11,617,300		21,392,350	26,925,724
Net Assets	$160,736,410		$626,444,121	$787,180,531
Unrealized Appreciation (Depreciation)	$22,524,353		$42,269,274	$64,793,569

(A)Reflects a 0.4800:1 stock split which occurred on the date of reorganization, May 17, 2013.

(B)Reflects a 0.4773:1 stock split which occurred on the date of reorganization, May 17, 2013.

(C)Reflects a 0.4794:1 stock split which occurred on the date of reorganization, May 17, 2013.

(D)Reflects a 0.4596:1 stock split which occurred on the date of reorganization, May 17, 2013.

77

Notes to Financial Statements (Unaudited) (Continued)

Assuming this reorganization had been completed on April 1, 2013, the Focused Fund’s results of operations for the year ended March 31, 2014 would have been as follows:

Net investment income	$4,751,931
Net realized and unrealized gains (losses) on investments	$229,820,866

Net increase in net assets from operations	$234,572,797

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Focused Fund that have been included in its statements of operations since the reorganization.

Small Cap Growth Fund:

At a meeting held on May 23, 2013, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Diversified Small Cap Growth Fund to the Touchstone Small Cap Growth Fund, each a series of the Trust. The merger took place on August 23, 2013.

				After
	Before Reorganization			Reorganization
	Touchstone
	Diversified		Touchstone	Touchstone
	Small Cap		Small Cap	Small Cap
	Growth		Growth	Growth
	Fund		Fund	Fund
Class A
Shares	1,739,693	(A)	3,075,664	4,815,357
Net Assets	$8,196,736		$14,491,331	$22,688,067
Net Asset Value	$4.71	(A)	$4.71	$4.71
Class C
Shares	427,646	(B)	866,512	1,294,158
Net Assets	$1,723,545		$3,492,344	$5,215,889
Net Asset Value	$4.03	(B)	$4.03	$4.03
Class Y
Shares	3,022,354	(C)	4,301,850	7,324,204
Net Assets	$15,683,603		$22,323,365	$38,006,968
Net Asset Value	$5.19	(C)	$5.19	$5.19
Institutional Class
Shares	—		2,538,312	2,538,312
Net Assets	$—		$13,196,652	$13,196,652
Net Asset Value	$—		$5.20	$5.20
Fund Total
Shares Outstanding	1,838,239		10,782,338	15,972,031
Net Assets	$25,603,884		$53,503,692	$79,107,576
Unrealized Appreciation (Depreciation)	$193,301		$4,179,561	$4,372,862

(A)Reflects a 2.9349:1 reverse stock split which occurred on the date of reorganization, August 23, 2013.

(B)Reflects a 3.2805:1 reverse stock split which occurred on the date of reorganization, August 23, 2013.

(C)Reflects a 2.7104:1 reverse stock split which occurred on the date of reorganization, August 23, 2013.

78

Notes to Financial Statements (Unaudited) (Continued)

Assuming this reorganization had been completed on April 1, 2013, the Small Cap Growth Fund’s results of operations for the year ended March 31, 2014 would have been as follows:

Net investment loss	$(316,566)
Net realized and unrealized gains (losses) on investments	$15,459,525

Net increase in net assets from operations	$15,142,959

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Small Cap Growth Fund that have been included in its statements of operations since the reorganization.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statement.

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Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 through September 30, 2014).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Ended September 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Period
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2014	2014	2014	2014*
Touchstone Flexible Income Fund
Class A	Actual	1.09%	$1,000.00	$1,017.90	$5.51
Class A	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52

Class C	Actual	1.84%	$1,000.00	$1,015.30	$9.30
Class C	Hypothetical	1.84%	$1,000.00	$1,015.84	$9.30

Class Y	Actual	0.81%	$1,000.00	$1,020.20	$4.10
Class Y	Hypothetical	0.81%	$1,000.00	$1,021.01	$4.10

Institutional Class	Actual	0.74%	$1,000.00	$1,020.60	$3.75
Institutional Class	Hypothetical	0.74%	$1,000.00	$1,021.36	$3.75

Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,009.20	$6.04
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,005.60	$9.80
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.92%	$1,000.00	$1,010.80	$4.64
Class Y	Hypothetical	0.92%	$1,000.00	$1,020.46	$4.66

Institutional Class	Actual	0.80%	$1,000.00	$1,011.30	$4.03
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,021.06	$4.05

Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,034.40	$6.32
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class C	Actual	1.99%	$1,000.00	$1,030.30	$10.13
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.91%	$1,000.00	$1,035.80	$4.64	**
Class Y	Hypothetical	0.91%	$1,000.00	$1,020.51	$4.61	**

Institutional Class	Actual	0.86%	$1,000.00	$1,036.50	$4.39	**
Institutional Class	Hypothetical	0.86%	$1,000.00	$1,020.76	$4.36	**

Touchstone International Value Fund
Class A	Actual	1.39%	$1,000.00	$987.90	$6.93
Class A	Hypothetical	1.39%	$1,000.00	$1,018.10	$7.03

Class C	Actual	2.14%	$1,000.00	$984.60	$10.65
Class C	Hypothetical	2.14%	$1,000.00	$1,014.34	$10.81

Class Y	Actual	1.04%	$1,000.00	$989.00	$5.19
Class Y	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27

Institutional Class	Actual	0.99%	$1,000.00	$990.10	$4.94
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Period
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 31,	September 30,
		2014	2014	2014	2014*
Touchstone Large Cap Growth Fund
Class A	Actual	1.25%	$1,000.00	$1,042.50	$6.40
Class A	Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33

Class B	Actual	2.00%	$1,000.00	$1,038.60	$10.22
Class B	Hypothetical	2.00%	$1,000.00	$1,015.04	$10.10

Class C	Actual	2.00%	$1,000.00	$1,038.70	$10.22
Class C	Hypothetical	2.00%	$1,000.00	$1,015.04	$10.10

Class Y	Actual	0.99%	$1,000.00	$1,043.80	$5.07
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Touchstone Mid Cap Growth Fund
Class A	Actual	1.36%	$1,000.00	$1,016.60	$6.88
Class A	Hypothetical	1.36%	$1,000.00	$1,018.25	$6.88

Class B	Actual	1.78%	$1,000.00	$1,014.90	$8.99
Class B	Hypothetical	1.78%	$1,000.00	$1,016.14	$9.00

Class C	Actual	2.08%	$1,000.00	$1,013.30	$10.50
Class C	Hypothetical	2.08%	$1,000.00	$1,014.64	$10.50

Class Y	Actual	1.06%	$1,000.00	$1,018.50	$5.36
Class Y	Hypothetical	1.06%	$1,000.00	$1,019.75	$5.37

Institutional Class	Actual	0.97%	$1,000.00	$1,018.80	$4.91
Institutional Class	Hypothetical	0.97%	$1,000.00	$1,020.21	$4.91

Touchstone Sands Capital Emerging Markets Growth Fund
Class Y(A)	Actual	1.49%	$1,000.00	$1,028.00	$5.84
Class Y	Hypothetical	1.49%	$1,000.00	$1,017.60	$5.81

Institutional Class(A)	Actual	1.39%	$1,000.00	$1,028.00	$5.44
Institutional Class	Hypothetical	1.39%	$1,000.00	$1,018.10	$5.42

Touchstone Small Cap Growth Fund
Class A	Actual	1.44%	$1,000.00	$986.60	$7.17
Class A	Hypothetical	1.44%	$1,000.00	$1,017.85	$7.28

Class C	Actual	2.19%	$1,000.00	$982.00	$10.88
Class C	Hypothetical	2.19%	$1,000.00	$1,014.09	$11.06

Class Y	Actual	1.19%	$1,000.00	$987.90	$5.93
Class Y	Hypothetical	1.19%	$1,000.00	$1,019.10	$6.02

Institutional Class	Actual	1.04%	$1,000.00	$987.90	$5.18
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27

(A)Represents the period from commencement of operations (May 9, 2014) through September 30, 2014. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 141/365.

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Other Items (Unaudited) (Continued)

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

** The expense limitations of the Growth Opportunities Fund was changed effective 7/29/2014. Had the new expense limitations been in place for the full six months the Actual expenses paid during the period ended 9/30/2014 would have been $4.85 and $4.54 for Class Y and the Institutional Class shares, respectively. The Hypothetical expenses for the same time period would have been $4.81 and $4.51 for Class Y and the Institutional Class shares, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure.

At a meeting held on February 13, 2014, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Sands Capital Emerging Markets Growth Fund (the “Fund”) and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and Sands Capital Management LLC (the “Sub-Advisor”).

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Advisor and the Sub-Advisor to otherTouchstone Funds managed by the Sub-Advisor that used the same core investment process that the Sub-Advisor proposed to use in managing the Fund (the “Model Touchstone Funds”). In addition, the Board took into consideration certain information and materials that the Board had received and considered in connection with its approval of the renewal in November 2013 of the Investment Advisory and Sub-Advisory Agreements with respect to the Model Touchstone Funds. Those approvals, on which the Board voted at its meeting held in person on November 21, 2013, followed a lengthy process during which the Board considered a variety of factors. The information considered by the Board at the February 2014 meeting included: (1) a comparison of the Fund’s proposed advisory fee and other fees and anticipated total expense ratio with those of comparable funds; (2) performance information for the Model Touchstone Funds; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel.

Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement in a private session with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) the level of the Fund’s proposed advisory fees and expenses; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took

83

Other Items (Unaudited) (Continued)

into account the Advisor’s compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of sub-advisors, including the Sub-Advisor, and the Advisor’s timeliness in responding to any performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Advisor to the Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to one of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the net operating expenses of each Fund except the Touchstone Mid Cap Growth Fund. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated level of profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s total operating expenses for at least a year following the date on which the Fund commenced operations. The Board also noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor would receive from the Fund. The Board reviewed the anticipated level of profitability of the Advisor’s relationship with the Fund and whether the Advisor has the financial wherewithal to provide services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.

84

Other Items (Unaudited) (Continued)

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ anticipated level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the Fund’s proposed advisory fee and total expense ratio net of applicable fee waivers and/or expense reimbursements with those of comparable funds. The Board noted that the advisory fee proposed for the Fund was above the Fund’s expense universe median and the Fund’s total expenses, net of fee waivers and/or reimbursements, were in the third quintile of the Fund’s expense universe. The Board noted the Advisor’s explanation for setting the advisory fee above the expense universe median. The Board took into consideration the performance of the Model Touchstone Funds. The Board noted that the portfolio managers who would manage the Fund were different from the portfolio manager who managed the ModelTouchstone Funds. The Board also noted that the Board reviews on a quarterly basis detailed information about the Model Touchstone Funds performance results, portfolio composition and investment strategies. In addition, the Board took into consideration certain differences between how the Model Touchstone Funds are managed and how the Fund will be managed as well as the impact these differences are expected to have on the Fund’s performance.

The Board noted that the Advisor had contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit the Fund’s operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee it receives from the Fund and noted the impact of such sub-advisory fee on the profitability of the Advisor. In reviewing the proposed expense ratios and the performance of the Model Touchstone Funds, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates. Based upon their review, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be received by the Fund from the Advisor.

Economies of Scale. The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the proposed advisory fee structure, including the rationale for not including any breakpoints in the advisory fee. The Board considered whether breakpoints should be included in the advisory fee schedule. The Board determined that adding breakpoints at specified asset levels to the advisory fee schedule of the Fund would not be appropriate at this time. The Board also noted that if the Fund’s assets increase over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the amendment to the Investment Advisory Agreement, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In initially approving the Fund’s Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the Sub-Advisor’s past performance with respect to its management of the ModelTouchstone Funds; and (4) the terms of the Sub-Advisory Agreement.

85

Other Items (Unaudited) (Continued)

The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board noted that, on a periodic basis, the Board meets with the portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies with respect to the Model Touchstone Funds. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted its familiarity with the Sub-Advisor, owing to the Sub-Advisor’s management of the Model Touchstone Funds. The Board also considered the Sub-Advisor’s regulatory and compliance history. The Board noted that the Advisor’s compliance monitoring includes quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that compliance issues, if any, are reported to the Board. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board took into consideration the financial condition of the Sub-Advisor and any direct and indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated level of profitability to the Sub-Advisor and its affiliates of the Sub-Advisor’s relationship with the Fund, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive from the Fund under the Investment Advisory Agreement, and that the sub-advisory fee is negotiated at arm’s length. As a consequence, the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the Fund. The Board also compared the Sub-Advisor’s proposed sub-advisory fee to the sub-advisory fees paid to sub-advisors for managing comparable funds, including the Model Touchstone Funds. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor.

The Board considered the Sub-Advisor’s long-term performance record in managing the Model Touchstone Funds, certain differences between how the Sub-Advisor manages the Model Touchstone Funds and how it will manage the Fund, as well as the impact these differences are expected to have on the Fund’s performance. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor with respect to the Model Touchstone Funds. The Board was mindful of the Advisor’s focus on the performance of sub-advisors, including the Sub-Advisor, and the Advisor’s ways of addressing underperformance. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from the Sub-Advisor.

Conclusion. In considering the initial approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others:

(a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory

86

Other Items (Unaudited) (Continued)

fee is reasonable in relation to the fees of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

91

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1410

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	12/03/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	12/03/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	12/03/14

* Print the name and title of each signing officer under his or her signature.